UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number: 811-09121

JNL Variable Fund LLC

(Exact name of registrant as specified in charter)

1 Corporate Way, Lansing, Michigan 48951

(Address of principal executive offices)

225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606

(Mailing Address)

Daniel W. Koors

Jackson National Asset Management, LLC

225 West Wacker Drive, Suite 1200

Chicago, Illinois 60606

(Name and Address of agent of service)

Registrant’s telephone number, including area code: (312) 338-5800

Date of fiscal year end: December 31

Date of reporting period: July 1, 2018 – September 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
JNL/Mellon Capital Consumer Discretionary Sector Fund
COMMON STOCKS 99.7%
Communication Services 17.4%
AMC Entertainment Holdings Inc. - Class A (a)	16	331
AMC Networks Inc. - Class A (b)	16	1,047
Cable One Inc.	2	1,357
Cambium Learning Group Inc. (b)	5	60
CBS Corp. - Class B	121	6,938
Charter Communications Inc. - Class A (b)	59	19,107
Cinemark Holdings Inc.	39	1,582
Clear Channel Outdoor Holdings Inc. - Class A	8	45
Comcast Corp. - Class A	1,617	57,257
Discovery Inc. - Class A (a) (b)	56	1,785
Discovery Inc. - Class C (b)	107	3,161
DISH Network Corp. - Class A (b)	81	2,886
Emerald Expositions Events Inc.	6	92
Entercom Communications Corp. - Class A (a)	41	328
Entravision Communications Corp. - Class A	20	99
EW Scripps Co. - Class A	17	284
Gannett Co. Inc.	41	412
GCI Liberty Inc. - Class A (b)	34	1,718
Graham Holdings Co.	2	900
Gray Television Inc. (b)	27	480
Hemisphere Media Group Inc. - Class A (b)	5	71
Houghton Mifflin Harcourt Co. (b)	34	237
IMAX Corp. (b)	21	548
Interpublic Group of Cos. Inc.	135	3,098
John Wiley & Sons Inc. - Class A	16	961
Liberty Braves Group - Class A (b)	3	83
Liberty Braves Group - Class C (b)	14	368
Liberty Broadband Corp. - Class C (b)	38	3,172
Liberty Global Plc - Class A (b)	69	1,994
Liberty Global Plc - Class C (b)	190	5,357
Liberty Media Group - Class C (b)	71	2,653
Liberty SiriusXM Group - Class A (b)	31	1,361
Liberty SiriusXM Group - Class C (b)	63	2,733
Liberty TripAdvisor Holdings Inc. - Class A (b)	25	373
Lions Gate Entertainment Corp. - Class A (a)	18	434
Lions Gate Entertainment Corp. - Class B	37	872
Live Nation Inc. (b)	52	2,831
Madison Square Garden Co. - Class A (b)	7	2,094
Marcus Corp.	7	295
MDC Partners Inc. - Class A (b)	19	79
Meredith Corp. (a)	14	724
MSG Networks Inc. - Class A (b)	22	557
National CineMedia Inc.	29	308
New Media Investment Group Inc.	18	285
New York Times Co. - Class A	47	1,094
News Corp. - Class A	136	1,788
NexStar Media Group Inc. - Class A	16	1,338
Omnicom Group Inc.	80	5,440
Scholastic Corp.	10	470
Sinclair Broadcast Group Inc. - Class A	28	791
Sirius XM Holdings Inc. (a)	554	3,502
Tegna Inc.	78	933
Tribune Media Co. - Class A	29	1,118
TripAdvisor Inc. (b)	38	1,932
Tronc Inc. (b)	6	92
Twenty-First Century Fox Inc. - Class A	372	17,228
Twenty-First Century Fox Inc. - Class B	155	7,111
Viacom Inc. - Class B	125	4,204
Walt Disney Co.	524	61,221
WideOpenWest Inc. (a) (b)	8	92
World Wrestling Entertainment Inc. - Class A	13	1,288
		240,999
Consumer Discretionary 82.3%
1-800-Flowers.com Inc. - Class A (b)	11	125
Aaron's Inc.	24	1,333
Abercrombie & Fitch Co. - Class A	24	516
Acushnet Holdings Corp.	12	329
Adient Plc	32	1,252
Adtalem Global Education Inc. (b)	21	1,007
	Shares/Par[1]	Value ($)
Advance Auto Parts Inc.	26	4,382
Amazon.com Inc. (b)	145	290,864
American Axle & Manufacturing Holdings Inc. (b)	38	666
American Eagle Outfitters Inc.	58	1,447
American Outdoor Brands Corp. (b)	18	275
American Public Education Inc. (b)	6	200
Aptiv Plc	93	7,823
ARAMARK Corp.	87	3,737
Asbury Automotive Group Inc. (b)	7	497
Ascena Retail Group Inc. (b)	48	220
At Home Group Inc. (b)	16	517
Autoliv Inc. (a)	30	2,640
AutoNation Inc. (b)	21	859
AutoZone Inc. (b)	9	7,287
Barnes & Noble Education Inc. (b)	13	74
Barnes & Noble Inc.	16	94
BBX Capital Corp. - Class A	21	156
Beazer Homes USA Inc. (b)	11	112
Bed Bath & Beyond Inc.	48	719
Belmond Ltd. - Class A (b)	29	537
Best Buy Co. Inc.	90	7,114
Big Lots Inc.	14	605
Biglari Holdings Inc. - Class A (b)	—	29
Biglari Holdings Inc. - Class B (b)	—	59
BJ's Restaurants Inc.	7	517
Bloomin' Brands Inc.	29	580
Bojangles' Inc. (b)	6	93
Booking Holdings Inc. (b)	17	33,666
Boot Barn Holdings Inc. (b)	11	307
BorgWarner Inc.	74	3,151
Boyd Gaming Corp.	30	999
Bright Horizons Family Solutions Inc. (b)	19	2,256
Brinker International Inc. (a)	16	740
Brunswick Corp.	31	2,061
Buckle Inc. (a)	10	221
Burlington Stores Inc. (b)	24	3,872
Caesars Entertainment Corp. (a) (b)	209	2,143
Caleres Inc.	15	527
Callaway Golf Co.	34	837
Camping World Holdings Inc. - Class A (a)	10	220
Career Education Corp. (b)	25	376
Carmax Inc. (b)	63	4,667
Carnival Plc	151	9,621
Carriage Services Inc.	5	102
Carrol's Restaurant Group Inc. (b)	11	164
Carter's Inc.	16	1,609
Cato Corp. - Class A	8	174
Cavco Industries Inc. (b)	3	793
Century Communities Inc. (b)	8	210
Cheesecake Factory Inc.	15	792
Chegg Inc. (b)	33	938
Chico's FAS Inc.	44	381
Childrens Place Retail Stores Inc.	6	721
Chipotle Mexican Grill Inc. (b)	9	4,006
Choice Hotels International Inc.	13	1,071
Churchill Downs Inc.	4	1,212
Chuy's Holdings Inc. (b)	5	134
Citi Trends Inc.	5	153
Columbia Sportswear Co.	11	1,016
Conn's Inc. (b)	6	227
Cooper Tire & Rubber Co.	17	486
Cooper-Standard Holding Inc. (b)	6	734
Core-Mark Holding Co. Inc.	17	578
Cracker Barrel Old Country Store Inc. (a)	7	976
Crocs Inc. (b)	25	526
D.R. Horton Inc.	126	5,305
Dana Holding Corp.	50	942
Darden Restaurants Inc.	44	4,871
Dave & Buster's Entertainment Inc.	14	948
Deckers Outdoor Corp. (b)	10	1,178
Del Taco Restaurants Inc. (b)	13	153
Delphi Technologies Plc	30	954
Denny's Corp. (b)	21	316
Dick's Sporting Goods Inc.	29	1,025
Dillard's Inc. - Class A (a)	4	329

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
Dine Brands Global Inc.	6	489
Dollar General Corp.	94	10,321
Dollar Tree Inc. (b)	84	6,815
Domino's Pizza Inc.	14	4,171
Dorman Products Inc. (b)	10	774
DSW Inc. - Class A	24	803
Duluth Holdings Inc. - Class B (b)	6	184
Dunkin' Brands Group Inc. (a)	29	2,143
El Pollo Loco Holdings Inc. (b)	7	83
Eldorado Resorts Inc. (a) (b)	18	883
Ethan Allen Interiors Inc.	9	191
Expedia Group Inc.	43	5,663
Express Inc. (b)	29	326
Extended Stay America Inc. - Class B	67	1,346
Fiesta Restaurant Group Inc. (b)	9	236
Five Below Inc. (b)	20	2,567
Floor & Decor Holdings Inc. (b)	20	613
Foot Locker Inc.	42	2,121
Ford Motor Co.	1,312	12,131
Fossil Group Inc. (b)	16	370
Fox Factory Holding Corp. (b)	13	932
GameStop Corp. - Class A (a)	38	575
Gap Inc.	83	2,387
Garmin Ltd.	40	2,816
General Motors Co.	446	15,017
Genesco Inc. (b)	7	330
Gentex Corp.	98	2,096
Gentherm Inc. (b)	14	616
Genuine Parts Co.	52	5,165
G-III Apparel Group Ltd. (b)	15	706
GNC Holdings Inc. - Class A (a) (b)	36	151
Golden Entertainment Inc. (b)	7	170
Goodyear Tire & Rubber Co.	85	1,987
GoPro Inc. - Class A (a) (b)	35	251
Grand Canyon Education Inc. (b)	17	1,898
Green Brick Partners Inc. (b)	11	114
Group 1 Automotive Inc.	7	430
Groupon Inc. - Class A (b)	153	576
Guess Inc.	22	507
H&R Block Inc.	74	1,907
Hamilton Beach Brands Holding Co.	2	38
HanesBrands Inc. (a)	128	2,353
Harley-Davidson Inc.	59	2,667
Hasbro Inc.	42	4,365
Haverty Furniture Cos. Inc.	6	140
Helen of Troy Ltd. (b)	9	1,229
Hibbett Sports Inc. (b)	7	125
Hilton Grand Vacations Inc. (b)	35	1,143
Hilton Worldwide Holdings Inc.	101	8,119
Home Depot Inc.	406	84,113
Hooker Furniture Corp.	5	156
Hovnanian Enterprises Inc. - Class A (a) (b)	42	67
Installed Building Products Inc. (b)	8	313
International Speedway Corp. - Class A	8	351
iRobot Corp. (a) (b)	10	1,098
J.C. Penney Co. Inc. (a) (b)	96	159
Jack in the Box Inc.	10	865
K12 Inc. (b)	12	211
KB Home	28	668
Kohl's Corp.	59	4,392
Lands' End Inc. (a) (b)	3	54
Las Vegas Sands Corp.	139	8,267
Laureate Education Inc. - Class A (b)	20	304
La-Z-Boy Inc.	16	513
LCI Industries	9	730
Lear Corp.	23	3,361
Leggett & Platt Inc.	46	2,017
Lennar Corp. - Class A	101	4,718
LGI Homes Inc. (a) (b)	6	298
Liberty Expedia Holdings Inc. - Class A (b)	19	893
Liberty Latin America Ltd. - Class A (b)	14	300
Liberty Latin America Ltd. - Class C (b)	42	861
Limited Brands Inc.	83	2,505
Lindblad Expeditions Holdings Inc. (b)	7	106
Lithia Motors Inc. - Class A	8	661
	Shares/Par[1]	Value ($)
LKQ Corp. (b)	109	3,460
Loral Space & Communications Inc. (b)	4	201
Lowe's Cos. Inc.	290	33,245
Lululemon Athletica Inc. (b)	36	5,849
Lumber Liquidators Holdings Inc. (b)	10	148
M/I Homes Inc. (b)	10	249
Macy's Inc.	107	3,732
MarineMax Inc. (b)	8	173
Marriott International Inc. - Class A	106	13,947
Marriott Vacations Worldwide Corp.	14	1,557
Mattel Inc. (a) (b)	120	1,882
McDonald's Corp.	277	46,258
MDC Holdings Inc.	16	478
Meritage Homes Corp. (b)	14	553
MGM Resorts International	187	5,223
Michael Kors Holdings Ltd. (b)	53	3,633
Michaels Cos. Inc. (b)	37	600
Modine Manufacturing Co. (b)	17	260
Mohawk Industries Inc. (b)	22	3,897
Monarch Casino & Resort Inc. (b)	5	221
Monro Inc.	12	814
Motorcar Parts of America Inc. (a) (b)	6	139
Movado Group Inc.	6	246
Murphy USA Inc. (b)	11	968
National Vision Holdings Inc. (b)	17	787
Nautilus Inc. (b)	10	139
Netflix Inc. (b)	153	57,268
Newell Brands Inc.	170	3,447
Nike Inc. - Class B	452	38,274
Nordstrom Inc.	42	2,493
Norwegian Cruise Line Holdings Ltd. (b)	75	4,313
NutriSystem Inc.	11	410
NVR Inc. (b)	1	3,000
Office Depot Inc.	175	560
Ollie's Bargain Outlet Holdings Inc. (b)	19	1,808
O'Reilly Automotive Inc. (b)	29	10,048
Overstock.com Inc. (a) (b)	7	207
Oxford Industries Inc.	6	549
Papa John's International Inc. (a)	9	468
Party City Holdco Inc. (a) (b)	22	294
Penn National Gaming Inc. (b)	31	1,027
Penske Automotive Group Inc.	14	643
PetMed Express Inc. (a)	7	246
Pinnacle Entertainment Inc. (b)	20	670
Planet Fitness Inc. - Class A (b)	31	1,665
Playa Hotels & Resorts NV (b)	19	180
PlayAGS Inc. (b)	9	260
Polaris Industries Inc.	21	2,146
Pool Corp.	14	2,391
Potbelly Corp. (b)	8	103
Pulte Homes Inc.	96	2,377
PVH Corp.	27	3,910
Qurate Retail Group Inc. - Class A (b)	156	3,472
Ralph Lauren Corp. - Class A	19	2,668
Red Robin Gourmet Burgers Inc. (b)	4	180
Red Rock Resorts Inc. - Class A	25	677
Regis Corp. (b)	13	274
Rent-A-Center Inc. (b)	16	224
RH (a) (b)	7	915
Ross Stores Inc.	133	13,199
Royal Caribbean Cruises Ltd.	60	7,753
Ruth's Hospitality Group Inc.	10	305
Sally Beauty Holdings Inc. (b)	44	800
Scientific Games Corp. - Class A (b)	19	492
SeaWorld Entertainment Inc. (b)	18	566
Service Corp. International	64	2,828
ServiceMaster Global Holdings Inc. (b)	48	2,953
Shake Shack Inc. - Class A (b)	8	530
Shoe Carnival Inc.	4	140
Shutterfly Inc. (b)	11	706
Signet Jewelers Ltd.	21	1,388
Six Flags Entertainment Corp. (a)	25	1,774
Skechers U.S.A. Inc. - Class A (b)	47	1,313
Sleep Number Corp. (b)	12	451
Sonic Automotive Inc. - Class A	8	150

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
Sonic Corp.	10	442
Sotheby's (b)	13	662
Speedway Motorsports Inc.	4	77
Standard Motor Products Inc.	7	326
Starbucks Corp.	486	27,634
Steven Madden Ltd.	19	1,011
Stoneridge Inc. (b)	10	299
Strategic Education Inc.	7	1,015
Sturm Ruger & Co. Inc. (a)	6	426
Superior Industries International Inc.	8	136
Tailored Brands Inc.	18	453
Tapestry Inc.	101	5,078
Target Corp.	178	15,709
Taylor Morrison Home Corp. - Class A (b)	41	733
Tempur Sealy International Inc. (a) (b)	16	857
Tenneco Inc.	18	757
Tesla Inc. (a) (b)	45	11,891
Texas Roadhouse Inc.	24	1,661
Thor Industries Inc.	19	1,564
Tiffany & Co.	39	5,051
Tile Shop Holdings Inc.	11	78
TJX Cos. Inc.	221	24,745
Toll Brothers Inc.	50	1,659
TopBuild Corp. (b)	12	703
Tower International Inc.	7	201
Tractor Supply Co.	43	3,892
TRI Pointe Homes Inc. (b)	53	656
Tupperware Brands Corp.	18	611
Ulta Beauty Inc. (b)	20	5,736
Under Armour Inc. - Class A (a) (b)	65	1,376
Under Armour Inc. - Class C (b)	67	1,309
Unifi Inc. (b)	5	148
Universal Electronics Inc. (b)	4	176
Urban Outfitters Inc. (b)	27	1,107
Vail Resorts Inc.	14	3,898
Veoneer Inc. (a) (b)	30	1,624
Vera Bradley Inc. (b)	7	105
VF Corp.	118	11,056
Vista Outdoor Inc. (b)	19	336
Visteon Corp. (b)	11	985
Wayfair Inc. - Class A (b)	20	2,909
Weight Watchers International Inc. (b)	14	1,030
Wendy's Co.	68	1,172
Whirlpool Corp.	23	2,679
William Lyon Homes - Class A (b)	13	201
	Shares/Par[1]	Value ($)
Williams-Sonoma Inc. (a)	30	1,947
Wingstop Inc.	10	688
Winmark Corp.	1	131
Winnebago Industries Inc.	10	340
Wolverine World Wide Inc.	33	1,290
Wyndham Destinations Inc.	36	1,549
Wyndham Hotels & Resorts Inc.	35	1,931
Wynn Resorts Ltd.	34	4,366
Yum! Brands Inc.	114	10,342
Zumiez Inc. (b)	6	153
		1,142,459
Total Common Stocks (cost $985,120)		1,383,458
RIGHTS 0.0%
Nexstar Broadcasting Inc. (b) (c)	27	3
Total Rights (cost $0)		3
SHORT TERM INVESTMENTS 2.1%
Investment Companies 0.1%
JNL Government Money Market Fund - Institutional Class, 1.99% (d) (e)	1,524	1,524
Securities Lending Collateral 2.0%
JNL Securities Lending Collateral Fund - Institutional Class, 2.11% (d) (e)	27,470	27,470
Treasury Securities 0.0%
U.S. Treasury Bill
2.12%, 12/06/18 (f) (g)	85	85
Total Short Term Investments (cost $29,079)		29,079
Total Investments 101.8% (cost $1,014,199)		1,412,540
Other Derivative Instruments (0.0)%		(2)
Other Assets and Liabilities, Net (1.8)%		(25,070)
Total Net Assets 100.0%		1,387,468

(a) All or portion of the security was on loan.

(b) Non-income producing security.

(c) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Variable Fund LLC's Board of Managers. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2018.

(f) All or a portion of the security is pledged or segregated as collateral.

(g) The coupon rate represents the yield to maturity.

Futures Contracts
Reference Entity	Contracts Long (Short)[1]	Expiration	Notional [1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
E-mini Consumer Discretionary Select Sector	19	December 2018	2,231	(2)	23

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
JNL/Mellon Capital Dow Index Fund
COMMON STOCKS 99.1%
Communication Services 4.3%
Verizon Communications Inc.	219	11,704
Walt Disney Co.	219	25,634
		37,338
Consumer Discretionary 11.7%
Home Depot Inc.	219	45,409
McDonald's Corp.	219	36,671
Nike Inc. - Class B	219	18,571
		100,651
Consumer Staples 7.5%
Coca-Cola Co.	219	10,125
Procter & Gamble Co.	219	18,245
Walgreens Boots Alliance Inc.	219	15,980
Walmart Inc.	219	20,586
		64,936
Energy 5.3%
Chevron Corp.	219	26,805
Exxon Mobil Corp.	220	18,637
		45,442
Financials 14.6%
American Express Co.	219	23,343
Goldman Sachs Group Inc.	219	49,155
JPMorgan Chase & Co.	219	24,735
Travelers Cos. Inc.	220	28,434
		125,667
Health Care 13.2%
Johnson & Johnson	220	30,288
Merck & Co. Inc.	220	15,551
Pfizer Inc.	219	9,661
UnitedHealth Group Inc.	220	58,318
		113,818
	Shares/Par[1]	Value ($)
Industrials 22.2%
3M Co.	219	46,189
Boeing Co.	219	81,523
Caterpillar Inc.	219	33,427
United Technologies Corp.	219	30,648
		191,787
Information Technology 18.7%
Apple Inc.	219	49,484
Cisco Systems Inc.	219	10,665
Intel Corp.	220	10,366
International Business Machines Corp.	219	33,146
Microsoft Corp.	219	25,071
Visa Inc. - Class A	219	32,901
		161,633
Materials 1.6%
DowDuPont Inc.	219	14,097
Total Common Stocks (cost $582,669)		855,369
SHORT TERM INVESTMENTS 0.9%
Investment Companies 0.9%
JNL Government Money Market Fund - Institutional Class, 1.99% (a) (b)	7,306	7,306
Treasury Securities 0.0%
U.S. Treasury Bill
2.12%, 12/06/18 (c) (d)	375	374
Total Short Term Investments (cost $7,679)		7,680
Total Investments 100.0% (cost $590,348)		863,049
Other Derivative Instruments 0.0%		1
Other Assets and Liabilities, Net (0.0)%		(358)
Total Net Assets 100.0%		862,692

(a) Investment in affiliate.

(b) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2018.

(c) All or a portion of the security is pledged or segregated as collateral.

(d) The coupon rate represents the yield to maturity.

Futures Contracts
Reference Entity	Contracts Long (Short)[1]	Expiration	Notional [1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Dow Jones Industrial Average E-Mini Index	59	December 2018	7,799	1	12

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
JNL/Mellon Capital Energy Sector Fund
COMMON STOCKS 100.1%
Energy 100.1%
Alta Mesa Resources Inc. - Class A (a) (b)	68	285
Anadarko Petroleum Corp.	454	30,602
Andeavor Corp. (b)	127	19,417
Antero Resources Corp. (a)	182	3,219
Antero Resources Midstream Management LLC (b)	66	1,122
Apache Corp.	337	16,048
Apergy Corp. (a)	68	2,964
Arch Coal Inc. - Class A	17	1,559
Archrock Inc.	111	1,357
Baker Hughes a GE Co. LLC - Class A	367	12,416
Basic Energy Services Inc. (a)	16	162
Bonanza Creek Energy Inc. (a)	13	392
C&J Energy Services Inc. (a)	55	1,151
Cabot Oil & Gas Corp.	397	8,946
Cactus Inc. - Class A (a)	33	1,244
California Resources Corp. (a) (b)	40	1,963
Callon Petroleum Co. (a)	199	2,392
Carrizo Oil & Gas Inc. (a)	80	2,023
Centennial Resource Development Inc. - Class A (a)	139	3,037
Cheniere Energy Inc. (a)	186	12,900
Chesapeake Energy Corp. (a) (b)	800	3,593
Chevron Corp.	1,684	205,924
Cimarex Energy Co.	84	7,818
CNX Resources Corp. (a)	153	2,196
Concho Resources Inc. (a)	176	26,958
ConocoPhillips Co.	1,031	79,800
CONSOL Energy Inc. (a)	20	818
Continental Resources Inc. (a)	83	5,676
Core Laboratories NV (b)	39	4,524
Covia Holdings Corp. (a)	28	250
CVR Energy Inc. (b)	26	1,034
Delek US Holdings Inc.	71	3,007
Denbury Resources Inc. (a) (b)	390	2,415
Devon Energy Corp.	462	18,448
Diamond Offshore Drilling Inc. (a) (b)	61	1,211
Diamondback Energy Inc.	87	11,770
Dril-Quip Inc. (a)	34	1,764
Eclipse Resources Corp. (a)	75	90
Enbridge Energy Management LLC (a)	67	731
Energen Corp. (a)	77	6,657
EnLink Midstream LLC	56	928
Ensco Plc - Class A (b)	384	3,239
EOG Resources Inc.	510	65,099
EQT Corp.	234	10,369
Exterran Corp. (a)	29	761
Extraction Oil & Gas Inc. (a)	92	1,042
Exxon Mobil Corp.	3,731	317,225
Forum Energy Technologies Inc. (a)	63	650
Frank's International NV (a) (b)	69	600
FTS International Inc. (a)	18	211
Gran Tierra Energy Inc. (a)	337	1,287
Green Plains Renewable Energy Inc.	35	596
Gulfport Energy Corp. (a)	140	1,456
Halcon Resources Corp. (a) (b)	108	485
Halliburton Co.	772	31,291
Helix Energy Solutions Group Inc. (a)	125	1,238
Helmerich & Payne Inc.	96	6,601
Hess Corp.	245	17,512
HighPoint Resources Corp. (a)	99	483
HollyFrontier Corp.	148	10,335
International Seaways Inc. (a)	17	333
Jagged Peak Energy Inc. (a) (b)	48	665
Keane Group Inc. (a)	45	559
Kinder Morgan Inc.	1,749	31,010
KLX Energy Services Holdings Inc. (a)	15	487
Kosmos Energy Ltd. (a)	211	1,969
Laredo Petroleum Holdings Inc. (a)	144	1,174
Mammoth Energy Services Inc. (b)	8	236
Marathon Oil Corp.	752	17,498
Marathon Petroleum Corp.	433	34,609
Matador Resources Co. (a)	93	3,061
	Shares/Par[1]	Value ($)
Matrix Service Co. (a)	24	591
McDermott International Inc. (a)	157	2,886
Midstates Petroleum Co. Inc. (a)	10	89
Murphy Oil Corp.	145	4,837
Nabors Industries Ltd.	296	1,820
National Oilwell Varco Inc.	336	14,489
Natural Gas Services Group Inc. (a)	12	246
NCS Multistage Holdings Inc. (a)	10	161
Newfield Exploration Co. (a)	176	5,060
Newpark Resources Inc. (a)	80	828
Nine Energy Service Inc. (a)	14	428
Noble Corp. Plc (a)	217	1,522
Noble Energy Inc.	427	13,320
Oasis Petroleum Inc. (a)	237	3,356
Occidental Petroleum Corp.	675	55,469
Oceaneering International Inc. (a)	87	2,412
Oil States International Inc. (a)	50	1,673
ONEOK Inc.	362	24,558
Par Pacific Holdings Inc. (a)	26	539
Parsley Energy Inc. - Class A (a)	217	6,349
Patterson-UTI Energy Inc.	195	3,342
PBF Energy Inc. - Class A	94	4,680
PDC Energy Inc. (a)	59	2,864
Peabody Energy Corp.	72	2,557
Penn Virginia Corp. (a)	9	708
Phillips 66	391	44,017
Pioneer Natural Resources Co.	150	26,162
Plains GP Holdings LP - Class A (a)	132	3,232
ProPetro Holding Corp. (a)	67	1,098
QEP Resources Inc. (a)	209	2,362
Range Resources Corp.	219	3,717
Renewable Energy Group Inc. (a) (b)	29	840
Resolute Energy Corp. (a) (b)	17	648
REX Stores Corp. (a)	5	401
Ring Energy Inc. (a)	49	484
Rowan Cos. Plc - Class A (a)	107	2,012
RPC Inc. (b)	58	897
SandRidge Energy Inc. (a)	20	218
Schlumberger Ltd.	1,221	74,392
SEACOR Holdings Inc. (a)	15	744
Select Energy Services Inc. - Class A (a)	41	489
SemGroup Corp. - Class A (b)	53	1,162
SM Energy Co.	94	2,970
Southwestern Energy Co. (a)	518	2,646
SRC Energy Inc. (a)	215	1,910
Superior Energy Services Inc. (a)	135	1,318
Tallgrass Energy GP LP - Class A (b)	135	3,192
Talos Energy Inc. (a)	18	591
Targa Resources Corp.	194	10,912
TechnipFMC Plc	387	12,104
Tellurian Inc. (a) (b)	70	631
Tetra Technologies Inc. (a)	105	472
Tidewater Inc. (a) (b)	20	629
Transocean Ltd. (a) (b)	386	5,379
Ultra Petroleum Corp. (a)	147	164
Unit Corp. (a)	47	1,237
US Silica Holdings Inc. (b)	68	1,286
Valero Energy Corp.	380	43,207
W&T Offshore Inc. (a)	87	842
Weatherford International Plc (a) (b)	885	2,399
Whiting Petroleum Corp. (a)	80	4,234
WildHorse Resource Development Corp. (a) (b)	23	540
Williams Cos. Inc.	1,066	28,974
World Fuel Services Corp.	60	1,668
WPX Energy Inc. (a)	352	7,080
Total Common Stocks (cost $1,493,020)		1,522,936
SHORT TERM INVESTMENTS 2.0%
Investment Companies 0.1%
JNL Government Money Market Fund - Institutional Class, 1.99% (c) (d)	1,319	1,319
Securities Lending Collateral 1.9%
JNL Securities Lending Collateral Fund - Institutional Class, 2.11% (c) (d)	29,256	29,256

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
Treasury Securities 0.0%
U.S. Treasury Bill
2.12%, 12/06/18 (e) (f)	190	189
Total Short Term Investments (cost $30,764)		30,764
Total Investments 102.1% (cost $1,523,784)		1,553,700
Other Derivative Instruments 0.0%		7
Other Assets and Liabilities, Net (2.1)%		(31,298)
	Shares/Par[1]	Value ($)
Total Net Assets 100.0%		1,522,409

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2018.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) The coupon rate represents the yield to maturity.

Futures Contracts
Reference Entity	Contracts Long (Short)[1]	Expiration	Notional [1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
S&P 500 E-Mini Index	6	December 2018	875	—	—
S&P MidCap 400 E-Mini Index	22	December 2018	4,475	7	(19)
				7	(19)

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
JNL/Mellon Capital Financial Sector Fund
COMMON STOCKS 99.7%
Financials 98.8%
1st Source Corp.	6	323
Access National Corp.	6	150
Affiliated Managers Group Inc.	20	2,727
Aflac Inc.	284	13,368
AG Mortgage Investment Trust Inc.	10	174
Alleghany Corp.	6	3,645
Allegiance Bancshares Inc. (a)	4	184
Allstate Corp.	129	12,727
Ally Financial Inc.	159	4,201
Ambac Financial Group Inc. (a)	18	360
American Equity Investment Life Holding Co.	31	1,100
American Express Co.	268	28,523
American Financial Group Inc.	28	3,100
American International Group Inc.	329	17,490
American National Insurance Co.	3	361
Ameriprise Financial Inc.	53	7,876
Ameris Bancorp	15	689
Amerisafe Inc.	8	467
AmTrust Financial Services Inc.	43	628
Annaly Capital Management Inc.	467	4,780
Anworth Mortgage Asset Corp.	33	153
Aon Plc - Class A	90	13,838
Arch Capital Group Ltd. (a)	149	4,439
Argo Group International Holdings Ltd.	12	771
Arlington Asset Investment Corp. - Class A (b)	10	90
Arrow Financial Corp. (b)	4	164
Arthur J Gallagher & Co.	67	5,015
Artisan Partners Asset Management Inc. - Class A	19	604
Aspen Insurance Holdings Ltd.	22	901
Associated Bancorp	63	1,627
Associated Capital Group Inc. - Class A (b)	1	45
Assurant Inc.	19	2,059
Assured Guaranty Ltd.	42	1,786
Athene Holding Ltd. - Class A (a)	58	2,990
Atlantic Capital Bancshares Inc. (a)	11	182
Axis Capital Holdings Ltd.	31	1,770
Axos Financial Inc. (a)	20	705
B. Riley & Co. LLC	5	114
Banc of California Inc.	15	283
BancFirst Corp.	6	332
Bancorp Inc. (a)	20	188
BancorpSouth Bank	34	1,118
Bank of America Corp.	3,532	104,065
Bank of Hawaii Corp.	16	1,231
Bank of Marin Bancorp	2	182
Bank of New York Mellon Corp. (c)	370	18,862
Bank OZK	45	1,695
BankUnited Inc.	39	1,380
Banner Corp.	12	719
Bar Harbor Bankshares	6	175
BB&T Corp.	286	13,881
Beneficial Bancorp Inc.	25	418
Berkshire Hathaway Inc. - Class B (a)	469	100,408
Berkshire Hills Bancorp Inc.	15	606
BGC Partners Inc. - Class A	90	1,070
BlackRock Inc.	44	20,727
Blackstone Mortgage Trust Inc. - Class A (b)	38	1,258
Blucora Inc. (a)	16	642
Blue Hills Bancorp Inc.	9	214
BOK Financial Corp. (b)	8	819
Boston Private Financial Holdings Inc.	30	414
Bridge Bancorp Inc.	6	185
Brighthouse Financial Inc. (a)	40	1,762
BrightSphere Investment Group Plc	30	378
Brookline Bancorp Inc.	29	486
Brown & Brown Inc.	87	2,579
Bryn Mawr Bank Corp.	6	301
Byline Bancorp Inc. (a)	6	127
Cadence Bancorp LLC - Class A	23	607
Camden National Corp.	6	248
Cannae Holdings Inc. (a)	23	481
	Shares/Par[1]	Value ($)
Capital One Financial Corp.	178	16,898
Capitol Federal Financial Inc.	47	596
Carolina Financial Corp.	7	265
Cathay General Bancorp	28	1,146
CBOE Global Markets Inc.	42	3,993
CenterState Bank Corp.	29	818
Central Pacific Financial Corp.	11	282
Charles Schwab Corp.	445	21,851
Chemical Financial Corp.	26	1,374
Chubb Ltd.	171	22,793
Cincinnati Financial Corp.	57	4,414
CIT Group Inc. (b)	42	2,186
Citigroup Inc.	935	67,086
Citizens Financial Group Inc.	177	6,846
Citizens Inc. - Class A (a) (b)	18	155
City Holdings Co.	6	461
CME Group Inc.	125	21,218
CNO Financial Group Inc.	60	1,272
CoBiz Financial Inc.	15	326
Cohen & Steers Inc.	8	328
Colony Credit Real Estate Inc. - Class A (b)	31	683
Columbia Banking System Inc.	27	1,056
Comerica Inc.	63	5,726
Commerce Bancshares Inc.	35	2,298
Community Bank System Inc.	19	1,136
Community Trust Bancorp Inc.	5	244
ConnectOne Bancorp Inc.	12	286
Cowen Inc. - Class A (a) (b)	9	145
Crawford & Co. - Class A	5	48
Credit Acceptance Corp. (a)	4	1,894
Cullen/Frost Bankers Inc.	23	2,354
Customers Bancorp Inc. (a)	11	267
CVB Financial Corp.	41	906
Diamond Hill Investment Group Inc.	1	189
Dime Community Bancshares Inc.	12	216
Discover Financial Services	129	9,832
Donegal Group Inc. - Class A	2	30
Donnelley Financial Solutions Inc. (a)	13	232
E*TRADE Financial Corp. (a)	97	5,084
Eagle Bancorp Inc. (a)	11	581
East West Bancorp Inc.	53	3,196
Eaton Vance Corp.	44	2,312
EMC Insurance Group Inc.	5	112
Employer Holdings Inc.	13	572
Encore Capital Group Inc. (a) (b)	9	334
Enova International Inc. (a)	11	311
Enstar Group Ltd. (a)	4	742
Enterprise Financial Services Corp.	8	438
Erie Indemnity Co. - Class A	9	1,159
Essent Group Ltd. (a)	33	1,444
Evercore Inc. - Class A	15	1,533
Everest Re Group Ltd.	15	3,422
Exantas Capital Corp.	13	144
EzCorp Inc. - Class A (a) (b)	20	216
FactSet Research Systems Inc.	14	3,195
FB Financial Corp.	6	233
FBL Financial Group Inc. - Class A	4	314
FCB Financial Holdings Inc. - Class A (a)	18	843
Federal Agricultural Mortgage Corp. - Class C	3	222
Federated Investors Inc. - Class B	35	856
FGL Holdings Co. (a)	48	430
Fidelity National Financial Inc.	102	3,999
Fidelity Southern Corp.	7	179
Fifth Third Bancorp	251	7,012
Financial Institutions Inc.	5	154
First American Financial Corp.	41	2,106
First Bancorp Inc.	10	420
First Bancorp Inc. (a)	74	676
First Busey Corp.	16	502
First Citizens BancShares Inc. - Class A	2	1,067
First Commonwealth Financial Corp.	36	586
First Community Bancshares Inc.	5	187
First Defiance Financial Corp.	8	248
First Financial Bancorp	36	1,080
First Financial Bankshares Inc. (b)	20	1,164

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
First Financial Corp.	3	169
First Foundation Inc. (a)	12	180
First Hawaiian Inc.	43	1,173
First Horizon National Corp. (b)	116	2,000
First Interstate BancSystem Inc. - Class A	13	576
First Merchants Corp.	18	819
First Mid-Illinois Bancshares Inc.	4	167
First Midwest Bancorp Inc.	37	976
First of Long Island Corp.	9	185
First Republic Bank	60	5,734
FirstCash Inc.	17	1,391
Flagstar Bancorp Inc. (a)	12	372
Flushing Financial Corp.	11	263
FNB Corp.	119	1,515
Franklin Financial Network Inc. (a) (b)	5	203
Franklin Resources Inc.	118	3,602
Fulton Financial Corp.	65	1,086
GAMCO Investors Inc. - Class A	1	31
Genworth Financial Inc. - Class A (a)	184	769
German American Bancorp Inc.	7	257
Glacier Bancorp Inc.	31	1,323
Global Indemnity Ltd. - Class A	2	73
Goldman Sachs Group Inc.	131	29,472
Granite Point Mortgage Trust Inc.	15	297
Great Southern Bancorp Inc.	4	228
Great Western Bancorp Inc.	21	888
Green Bancorp Inc.	10	216
Green Dot Corp. - Class A (a)	17	1,512
Greenhill & Co. Inc. (b)	8	215
Greenlight Capital Re Ltd. - Class A (a) (b)	9	118
Guaranty Bancorp	10	287
Hancock Whitney Co.	31	1,492
Hanmi Financial Corp.	12	310
Hanover Insurance Group Inc.	15	1,909
HarborOne Bancorp Inc. (a)	4	73
Hartford Financial Services Group Inc.	132	6,579
HCI Group Inc. (b)	2	96
Heartland Financial USA Inc.	10	576
Heritage Commerce Corp.	17	251
Heritage Financial Corp.	13	452
Heritage Insurance Holdings Inc. (b)	9	141
Hilltop Holdings Inc.	28	571
Home Bancshares Inc.	57	1,250
HomeStreet Inc. (a)	8	225
HomeTrust Bancshares Inc. (a)	6	180
Hope Bancorp Inc.	48	784
Horace Mann Educators Corp.	15	687
Horizon Bancorp Inc.	12	241
Houlihan Lokey Inc. - Class A	12	560
Huntington Bancshares Inc.	406	6,062
IberiaBank Corp.	21	1,673
Independence Holding Co.	2	64
Independent Bank Corp.	9	204
Independent Bank Corp.	10	864
Independent Bank Group Inc.	6	393
Interactive Brokers Group Inc.	25	1,391
Intercontinental Exchange Inc.	212	15,885
International Bancshares Corp.	21	924
INTL FCStone Inc. (a)	6	305
Invesco Ltd.	152	3,481
Investment Technology Group Inc.	12	270
Investors Bancorp Inc.	94	1,158
James River Group Holdings Ltd.	11	465
Janus Henderson Group Plc	70	1,880
Jefferies Financial Group Inc.	113	2,490
JPMorgan Chase & Co.	1,249	140,894
Kearny Financial Corp.	35	487
Kemper Corp.	20	1,633
KeyCorp	390	7,757
Kinsale Capital Group Inc.	7	453
KKR Real Estate Finance Trust Inc.	7	138
Ladder Capital Corp. - Class A	27	459
Ladenburg Thalmann Financial Services Inc.	35	95
Lakeland Bancorp Inc.	15	275
Lakeland Financial Corp.	9	425
	Shares/Par[1]	Value ($)
LegacyTexas Financial Group Inc.	17	720
Legg Mason Inc.	32	1,011
LendingClub Corp. (a)	113	439
LendingTree Inc. (a) (b)	3	668
Lincoln National Corp.	80	5,447
Live Oak Bancshares Inc.	10	262
Loews Corp.	99	4,987
LPL Financial Holdings Inc.	33	2,100
Luther Burbank Corp.	6	63
M&T Bank Corp.	51	8,369
Maiden Holdings Ltd.	26	74
Markel Corp. (a)	5	6,073
MarketAxess Holdings Inc.	14	2,466
Marsh & McLennan Cos. Inc.	186	15,391
MB Financial Inc.	31	1,433
MBIA Inc. (a) (b)	33	351
Mercantile Bank Corp.	5	180
Merchants Bancorp Inc.	3	76
Mercury General Corp.	10	515
Meridian Bancorp Inc.	20	333
Meta Financial Group Inc.	4	299
MetLife Inc.	318	14,863
MFA Financial Inc.	162	1,191
MGIC Investment Corp. (a)	137	1,824
Midland States Bancorp Inc.	8	243
Moelis & Co. - Class A	16	901
Moody's Corp.	63	10,598
Morgan Stanley	486	22,639
Morningstar Inc.	7	872
MSCI Inc.	33	5,812
NASDAQ Inc.	43	3,665
National Bank Holdings Corp. - Class A	10	387
National Commerce Corp. (a)	5	203
National General Holdings Corp.	23	630
National Western Life Group Inc. - Class A	1	302
Navient Corp.	91	1,232
Navigators Group Inc.	9	603
NBT Bancorp Inc.	16	612
Nelnet Inc. - Class A	8	434
New York Community Bancorp Inc.	183	1,897
Nicolet Bankshares Inc. (a)	3	171
NMI Holdings Inc. - Class A (a)	21	468
Northern Trust Corp.	79	8,049
Northfield Bancorp Inc.	16	262
Northwest Bancshares Inc.	37	635
OceanFirst Financial Corp.	14	370
Ocwen Financial Corp. (a)	36	143
OFG Bancorp	17	269
Old Line Bancshares Inc.	4	138
Old National Bancorp	50	963
Old Republic International Corp.	107	2,390
On Deck Capital Inc. (a)	11	85
OneMain Holdings Inc. (a)	30	1,011
Opus Bank	11	298
Oritani Financial Corp.	16	243
Pacific Premier Bancorp Inc. (a)	18	686
PacWest Bancorp	47	2,221
Park National Corp.	5	551
Peapack Gladstone Financial Corp.	5	166
Peoples Bancorp Inc.	7	254
People's United Financial Inc.	127	2,174
People's Utah Bancorp	6	196
PHH Corp. (a)	12	130
Pinnacle Financial Partners Inc.	27	1,631
Piper Jaffray Cos.	5	402
PJT Partners Inc. - Class A	7	347
PNC Financial Services Group Inc.	172	23,413
Popular Inc.	38	1,924
PRA Group Inc. (a)	17	619
Preferred Bank	5	296
Primerica Inc.	16	1,933
Principal Financial Group Inc.	105	6,170
ProAssurance Corp.	19	899
Progressive Corp.	214	15,174
Prosperity Bancshares Inc.	24	1,661

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
Protective Insurance Corp. - Class B	2	45
Provident Financial Services Inc.	24	583
Prudential Financial Inc.	154	15,607
Pzena Investment Management Inc. - Class A	4	40
QCR Holdings Inc. (b)	5	198
Radian Group Inc.	79	1,638
Raymond James Financial Inc.	49	4,470
Regions Financial Corp.	413	7,572
Reinsurance Group of America Inc.	24	3,401
RenaissanceRe Holdings Ltd.	15	2,006
Renasant Corp.	18	724
Republic Bancorp Inc. - Class A	4	173
Republic First Bancorp Inc. (a)	19	133
RLI Corp.	14	1,091
S&P Global Inc.	92	17,973
S&T Bancorp Inc.	13	553
Safety Insurance Group Inc.	6	496
Sandy Spring Bancorp Inc.	12	457
Seacoast Banking Corp. of Florida (a)	16	479
SEI Investments Co.	50	3,035
Selective Insurance Group Inc.	21	1,344
ServisFirst Bancshares Inc.	17	661
Signature Bank	20	2,320
Simmons First National Corp. - Class A	32	947
SLM Corp. (a)	160	1,782
South State Corp.	14	1,134
Southside Bancshares Inc.	11	375
State Auto Financial Corp.	6	190
State Bank Financial Corp.	14	418
State Street Corp.	135	11,277
Sterling Bancorp	77	1,705
Sterling Bancorp Inc.	6	72
Stewart Information Services Corp.	8	352
Stifel Financial Corp.	27	1,363
Stock Yards Bancorp Inc.	7	264
SunTrust Banks Inc.	171	11,390
SVB Financial Group (a)	19	6,056
Synchrony Financial	263	8,186
Synovus Financial Corp.	43	1,977
T. Rowe Price Group Inc.	89	9,743
TCF Financial Corp.	58	1,371
TD Ameritrade Holding Corp.	105	5,536
Texas Capital Bancshares Inc. (a)	18	1,480
Texas Pacific Land Trust	2	1,952
TFS Financial Corp.	21	318
Third Point Reinsurance Ltd. (a)	31	398
Tompkins Financial Corp.	5	417
Torchmark Corp.	39	3,409
Towne Bank	23	706
TPG RE Finance Trust Inc.	12	234
Travelers Cos. Inc.	100	12,910
Trico Bancshares	10	373
Tristate Capital Holdings Inc. (a)	8	225
Triumph Bancorp Inc. (a)	9	357
Trupanion Inc. (a) (b)	9	313
TrustCo Bank Corp.	36	307
Trustmark Corp.	24	808
Two Harbors Investment Corp.	91	1,358
U.S. Bancorp	572	30,182
UMB Financial Corp.	17	1,182
Umpqua Holdings Corp.	81	1,686
Union Bankshares Corp. (b)	21	815
United Bankshares Inc. (b)	39	1,413
United Community Banks Inc.	28	777
United Community Financial Corp.	17	167
United Financial Bancorp Inc.	18	297
United Fire Group Inc.	8	402
United Insurance Holdings Corp.	8	178
Universal Insurance Holdings Inc.	12	595
Univest Corp. of Pennsylvania	10	275
Unum Group	81	3,165
Valley National Bancorp	115	1,296
Veritex Holdings Inc. (a)	6	169
Virtu Financial Inc. - Class A (b)	11	230
	Shares/Par[1]	Value ($)
Virtus Investment Partners Inc.	3	294
Voya Financial Inc.	62	3,066
Waddell & Reed Financial Inc. - Class A (b)	31	665
Walker & Dunlop Inc.	10	541
Washington Federal Inc.	32	1,019
Washington Trust Bancorp Inc.	6	306
Waterstone Financial Inc.	9	149
Webster Financial Corp.	34	1,984
Wells Fargo & Co.	1,698	89,229
WesBanco Inc.	20	880
Westamerica Bancorp (b)	10	598
Western Alliance Bancorp (a)	36	2,076
Westwood Holdings Group Inc.	3	156
White Mountains Insurance Group Ltd.	1	1,091
Willis Towers Watson Plc	49	6,856
Wintrust Financial Corp.	21	1,778
WisdomTree Investments Inc.	45	385
World Acceptance Corp. (a)	3	288
WR Berkley Corp.	36	2,889
WSFS Financial Corp.	12	558
Zions Bancorp	73	3,660
		1,441,995
Real Estate 0.9%
AGNC Investment Corp.	172	3,202
Apollo Commercial Real Estate Finance Inc.	39	736
Arbor Realty Trust Inc. (b)	20	232
ARMOUR Residential REIT Inc.	16	353
Capstead Mortgage Corp.	32	253
Chimera Investment Corp.	69	1,257
Dynex Capital Inc.	20	128
Hannon Armstrong Sustainable Infrastructure Capital Inc. (b)	20	425
Invesco Mortgage Capital Inc.	39	621
New Residential Investment Corp.	123	2,188
New York Mortgage Trust Inc. (b)	49	296
Pennymac Mortgage Investment Trust	23	471
Redwood Trust Inc.	26	431
Starwood Property Trust Inc.	96	2,065
Sutherland Asset Management Corp.	5	81
Western Asset Mortgage Capital Corp.	15	153
		12,892
Total Common Stocks (cost $1,158,944)		1,454,887
RIGHTS 0.0%
First Eagle Holdings Inc. (a) (d)	5	1
Total Rights (cost $1)		1
SHORT TERM INVESTMENTS 0.8%
Investment Companies 0.3%
JNL Government Money Market Fund - Institutional Class, 1.99% (c) (e)	3,227	3,227
Securities Lending Collateral 0.5%
JNL Securities Lending Collateral Fund - Institutional Class, 2.11% (c) (e)	7,464	7,464
Treasury Securities 0.0%
U.S. Treasury Bill
2.12%, 12/06/18 (f) (g)	285	284
Total Short Term Investments (cost $10,975)		10,975
Total Investments 100.5% (cost $1,169,920)		1,465,863
Other Derivative Instruments 0.0%		2
Other Assets and Liabilities, Net (0.5)%		(6,608)
Total Net Assets 100.0%		1,459,257

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Variable Fund LLC's Board of Managers. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2018.

(f) All or a portion of the security is pledged or segregated as collateral.

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

(g) The coupon rate represents the yield to maturity.

Long Term Investments in Affiliates

Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Bank of New York Mellon Corp.	20,089	739	901	284	395	(1,460)	18,862	1.3

Futures Contracts
Reference Entity	Contracts Long (Short)[1]	Expiration	Notional [1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
S&P 500 E-Mini Index	26	December 2018	3,794	(2)	—
S&P MidCap 400 E-Mini Index	6	December 2018	1,223	4	(7)
				2	(7)

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
JNL/Mellon Capital Healthcare Sector Fund
COMMON STOCKS 99.6%
Health Care 99.6%
Abbott Laboratories	1,370	100,486
AbbVie Inc.	1,185	112,066
Abeona Therapeutics Inc. (a) (b)	22	278
Abiomed Inc. (a)	33	14,862
Acadia HealthCare Co. Inc. (a) (b)	68	2,389
ACADIA Pharmaceuticals Inc. (a) (b)	81	1,675
Accelerate Diagnostics Inc. (a) (b)	26	609
Acceleron Pharma Inc. (a) (b)	28	1,611
Accuray Inc. (a)	72	326
Achaogen Inc. (a) (b)	21	83
Achillion Pharmaceuticals Inc. (a)	94	346
Aclaris Therapeutics Inc. (a) (b)	19	283
Acorda Therapeutics Inc. (a)	31	602
Adamas Pharmaceuticals Inc. (a) (b)	15	303
Addus HomeCare Corp. (a)	6	403
Aduro Biotech Inc. (a)	30	222
Aerie Pharmaceuticals Inc. (a)	28	1,704
Aetna Inc.	256	51,834
Agenus Inc. (a) (b)	73	157
Agilent Technologies Inc.	251	17,715
Agios Pharmaceuticals Inc. (a)	41	3,145
Aimmune Therapeutics Inc. (a)	29	802
Akcea Therapeutics Inc. (a) (b)	12	430
Akebia Therapeutics Inc. (a)	38	332
Akorn Inc. (a)	76	984
Alder Biopharmaceuticals Inc. (a) (b)	51	854
Alexion Pharmaceuticals Inc. (a)	174	24,157
Align Technology Inc. (a)	59	23,239
Alkermes Plc (a)	122	5,158
Allergan Plc	265	50,469
Allscripts-Misys Healthcare Solutions Inc. (a)	138	1,968
Alnylam Pharmaceuticals Inc. (a) (b)	71	6,185
AMAG Pharmaceuticals Inc. (a)	30	599
Amedisys Inc. (a)	23	2,841
American Renal Associates Holdings Inc. (a) (b)	9	189
AmerisourceBergen Corp.	128	11,821
Amgen Inc.	517	107,111
Amicus Therapeutics Inc. (a) (b)	149	1,801
AMN Healthcare Services Inc. (a)	37	2,022
Amneal Pharmaceuticals Inc. - Class A (a)	82	1,821
Amphastar Pharmaceuticals Inc. (a)	31	592
AnaptysBio Inc. (a) (b)	13	1,253
AngioDynamics Inc. (a)	28	616
ANI Pharmaceuticals Inc. (a)	6	362
Anika Therapeutics Inc. (a)	11	484
Anthem Inc.	199	54,634
Apellis Pharmaceuticals Inc. (a) (b)	27	474
Arena Pharmaceuticals Inc. (a)	39	1,787
Array BioPharma Inc. (a)	155	2,358
Arrowhead Pharmaceuticals Inc. (a) (b)	62	1,189
Assembly Biosciences Inc. (a)	16	603
Assertio Therapeutics Inc. (a)	39	229
Atara Biotherapeutics Inc. (a) (b)	24	1,013
athenahealth Inc. (a)	31	4,164
Athenex Inc. (a) (b)	22	348
AtriCure Inc. (a)	25	871
Atrion Corp.	1	808
Audentes Therapeutics Inc. (a)	19	769
Avanos Medical Inc. (a)	37	2,512
AxoGen Inc. (a)	25	931
Baxter International Inc.	399	30,750
Becton Dickinson & Co.	209	54,480
Bellicum Pharmaceuticals Inc. (a)	29	176
BioCryst Pharmaceuticals Inc. (a)	57	438
Biogen Inc. (a)	165	58,210
Biohaven Pharmaceutical Holding Co. Ltd. (a)	14	533
BioMarin Pharmaceutical Inc. (a)	138	13,398
Bio-Rad Laboratories Inc. - Class A (a)	16	5,099
Bio-Techne Corp.	29	5,946
BioTelemetry Inc. (a)	26	1,673
Biotime Inc. (a) (b)	40	94
	Shares/Par[1]	Value ($)
Bluebird Bio Inc. (a)	42	6,066
Blueprint Medicines Corp. (a)	30	2,379
Boston Scientific Corp. (a)	1,078	41,503
Bristol-Myers Squibb Co.	1,277	79,261
Brookdale Senior Living Inc. (a)	147	1,447
Bruker Corp.	80	2,680
Cambrex Corp. (a)	26	1,808
Cantel Medical Corp.	30	2,736
Capital Senior Living Corp. (a)	19	176
Cara Therapeutics Inc. (a) (b)	25	608
Cardinal Health Inc.	245	13,220
Cardiovascular Systems Inc. (a)	28	1,084
Castlight Health Inc. - Class B (a)	64	173
Catalent Inc. (a)	104	4,756
Celgene Corp. (a)	568	50,804
Centene Corp. (a)	160	23,174
Cerner Corp. (a)	233	15,011
Cerus Corp. (a)	104	748
Charles River Laboratories International Inc. (a)	37	5,043
Chemed Corp.	13	4,031
ChemoCentryx Inc. (a)	16	197
CIGNA Corp.	190	39,592
Civitas Solutions Inc. (a)	14	211
Clovis Oncology Inc. (a) (b)	39	1,142
Codexis Inc. (a)	38	656
Coherus Biosciences Inc. (a)	34	567
Collegium Pharmaceutical Inc. (a) (b)	17	253
Community Health Systems Inc. (a) (b)	72	248
Computer Programs & Systems Inc. (b)	10	282
Concert Pharmaceuticals Inc. (a)	14	201
Conmed Corp.	20	1,583
Cooper Cos. Inc.	38	10,579
Corcept Therapeutics Inc. (a) (b)	79	1,109
Corvel Corp. (a)	8	498
CRISPR Therapeutics AG (a)	15	664
Cross Country Healthcare Inc. (a)	29	254
CryoLife Inc. (a)	26	907
Cutera Inc. (a)	10	320
CVS Health Corp.	794	62,480
Cymabay Therapeutics Inc. (a)	39	434
Cytokinetics Inc. (a) (b)	37	363
CytomX Therapeutics Inc. (a)	33	603
Danaher Corp.	491	53,368
DaVita Inc. (a)	113	8,113
Deciphera Pharmaceuticals Inc. (a)	12	476
Denali Therapeutics Inc. (a) (b)	48	1,040
Dentsply Sirona Inc.	177	6,684
Dermira Inc. (a)	27	295
DexCom Inc. (a)	68	9,797
Dicerna Pharmaceuticals Inc. (a) (b)	33	504
Diplomat Pharmacy Inc. (a)	38	745
Dova Pharmaceuticals Inc. (a) (b)	9	187
Dynavax Technologies Corp. (a)	48	601
Eagle Pharmaceuticals Inc. (a)	9	658
Editas Medicine Inc. (a) (b)	29	909
Edwards Lifesciences Corp. (a)	165	28,674
Eli Lilly & Co.	763	81,837
Emergent BioSolutions Inc. (a)	32	2,139
Enanta Pharmaceuticals Inc. (a)	11	963
Encompass Health Corp.	77	5,983
Endo International Plc (a)	158	2,660
Endocyte Inc. (a) (b)	52	930
Endologix Inc. (a) (b)	59	112
Ensign Group Inc.	38	1,436
Envision Healthcare Corp. (a)	94	4,297
Epizyme Inc. (a) (b)	38	400
Esperion Therapeutics Inc. (a) (b)	19	840
Evolent Health Inc. - Class A (a) (b)	47	1,328
Exact Sciences Corp. (a)	95	7,468
Exelixis Inc. (a)	229	4,063
Express Scripts Holding Co. (a)	439	41,675
Fate Therapeutics Inc. (a) (b)	40	650
FibroGen Inc. (a)	58	3,531
Five Prime Therapeutics Inc. (a)	28	385
Flexion Therapeutics Inc. (a) (b)	25	469

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
G1 Therapeutics Inc. (a) (b)	16	848
GenMark Diagnostics Inc. (a)	40	296
Genomic Health Inc. (a)	17	1,190
Geron Corp. (a) (b)	138	242
Gilead Sciences Inc.	1,015	78,377
Glaukos Corp. (a) (b)	24	1,578
Global Blood Therapeutics Inc. (a) (b)	38	1,446
Globus Medical Inc. - Class A (a)	57	3,249
GlycoMimetics Inc. (a) (b)	24	345
Haemonetics Corp. (a)	41	4,752
Halozyme Therapeutics Inc. (a)	100	1,812
HCA Healthcare Inc.	218	30,370
HealthEquity Inc. (a) (b)	43	4,090
HealthStream Inc.	21	658
Henry Schein Inc. (a)	120	10,176
Heron Therapeutics Inc. (a)	50	1,583
Heska Corp. (a)	6	640
Hill-Rom Holdings Inc.	52	4,894
HMS Holdings Corp. (a)	66	2,166
Hologic Inc. (a)	213	8,742
Horizon Pharma Plc (a)	128	2,501
Humana Inc.	108	36,403
ICU Medical Inc. (a)	13	3,576
Idexx Laboratories Inc. (a)	68	16,926
Illumina Inc. (a)	115	42,139
Immunogen Inc. (a)	114	1,076
Immunomedics Inc. (a) (b)	92	1,914
Incyte Corp. (a)	140	9,695
Innoviva Inc. (a)	55	831
Inogen Inc. (a)	14	3,416
Inovalon Holdings Inc. - Class A (a) (b)	55	549
Inovio Pharmaceuticals Inc. (a) (b)	59	328
Insmed Inc. (a)	59	1,191
Insulet Corp. (a)	46	4,848
Insys Therapeutics Inc. (a) (b)	22	222
Integer Holdings Corp. (a)	23	1,872
Integra LifeSciences Holdings Corp. (a)	58	3,789
Intellia Therapeutics Inc. (a) (b)	19	534
Intercept Pharmaceuticals Inc. (a)	16	1,991
Intersect ENT Inc. (a)	21	614
Intra-Cellular Therapies Inc. (a)	35	755
Intrexon Corp. (a) (b)	55	940
Intuitive Surgical Inc. (a)	88	50,781
Invacare Corp.	25	367
Invitae Corp. (a)	40	664
Ionis Pharmaceuticals Inc. (a)	98	5,075
Iovance Biotherapeutics Inc. (a)	54	605
Iqvia Ltd. (a)	127	16,504
iRhythm Technologies Inc. (a)	14	1,294
Ironwood Pharmaceuticals Inc. - Class A (a)	117	2,158
Jazz Pharmaceuticals Plc (a)	47	7,858
Johnson & Johnson	2,095	289,513
Jounce Therapeutics Inc. (a)	11	70
K2M Group Holdings Inc. (a)	32	864
Karyopharm Therapeutics Inc. (a)	37	630
Keryx Biopharmaceuticals Inc. (a) (b)	70	238
Kura Oncology Inc. (a)	20	345
La Jolla Pharmaceutical Co. (a) (b)	14	272
Laboratory Corp. of America Holdings (a)	80	13,892
Lannett Co. Inc. (a) (b)	22	103
Lantheus Holdings Inc. (a)	29	433
LeMaitre Vascular Inc.	12	456
Lexicon Pharmaceuticals Inc. (a) (b)	36	388
LHC Group Inc. (a)	23	2,354
Lifepoint Health Inc. (a)	31	1,998
Ligand Pharmaceuticals Inc. (a)	16	4,526
LivaNova Plc (a)	38	4,697
Loxo Oncology Inc. (a)	17	2,985
Luminex Corp.	33	1,006
MacroGenics Inc. (a)	28	610
Madrigal Pharmaceuticals Inc. (a) (b)	6	1,208
Magellan Health Services Inc. (a)	19	1,396
Mallinckrodt Plc (a)	69	2,013
Masimo Corp. (a)	38	4,796
McKesson Corp.	158	20,967
	Shares/Par[1]	Value ($)
Medicines Co. (a) (b)	57	1,694
Medidata Solutions Inc. (a)	46	3,385
MEDNAX Inc. (a)	74	3,452
Medpace Holdings Inc. (a)	20	1,216
Medtronic Plc	1,058	104,080
Merck & Co. Inc.	2,102	149,103
Meridian Bioscience Inc.	33	491
Merit Medical Systems Inc. (a)	40	2,433
Mettler-Toledo International Inc. (a)	20	12,098
MiMedx Group Inc. (a) (b)	83	511
Minerva Neurosciences Inc. (a)	27	341
Mirati Therapeutics Inc. (a) (b)	14	653
Molina Healthcare Inc. (a)	45	6,762
Momenta Pharmaceuticals Inc. (a)	59	1,553
Mylan NV (a)	403	14,749
MyoKardia Inc. (a)	24	1,563
Myovant Sciences Ltd. (a) (b)	12	315
Myriad Genetics Inc. (a)	55	2,511
Natera Inc. (a)	28	665
National Healthcare Corp.	7	558
National Research Corp. - Class A	8	319
Natus Medical Inc. (a)	27	953
Nektar Therapeutics (a)	134	8,160
Neogen Corp. (a)	40	2,854
NeoGenomics Inc. (a)	58	892
Neurocrine Biosciences Inc. (a)	70	8,600
Nevro Corp. (a)	21	1,175
Nextgen Healthcare Inc. (a)	36	716
Novavax Inc. (a) (b)	318	597
Novocure Ltd. (a)	49	2,591
NuVasive Inc. (a)	40	2,830
NxStage Medical Inc. (a)	52	1,446
Omeros Corp. (a) (b)	36	871
Omnicell Inc. (a)	31	2,215
Opko Health Inc. (a) (b)	264	912
OptiNose Inc. (a) (b)	8	100
OraSure Technologies Inc. (a)	45	697
Orthofix Medical Inc. (a)	14	810
Owens & Minor Inc.	49	809
Pacific Biosciences of California Inc. (a) (b)	105	569
Pacira Pharmaceuticals Inc. (a)	32	1,596
Paratek Pharmaceuticals Inc. (a) (b)	21	208
Patterson Cos. Inc. (b)	68	1,661
PDL BioPharma Inc. (a)	114	300
Penumbra Inc. (a)	24	3,582
PerkinElmer Inc.	86	8,360
Perrigo Co. Plc	104	7,386
Pfizer Inc.	4,569	201,338
Phibro Animal Health Corp. - Class A	15	659
Portola Pharmaceuticals Inc. (a) (b)	48	1,279
PRA Health Sciences Inc. (a)	45	4,979
Premier Inc. - Class A (a)	44	2,035
Prestige Consumer Healthcare Inc. (a)	42	1,589
Progenics Pharmaceuticals Inc. (a) (b)	60	378
Prothena Corp. Plc (a)	32	420
Providence Services Corp. (a)	9	606
PTC Therapeutics Inc. (a)	30	1,433
Puma Biotechnology Inc. (a)	24	1,085
Quest Diagnostics Inc.	106	11,462
Quidel Corp. (a)	25	1,602
R1 RCM Inc. (a)	67	684
Radius Health Inc. (a)	30	538
RadNet Inc. (a)	33	495
Reata Pharmaceuticals Inc. - Class A (a) (b)	14	1,184
Regeneron Pharmaceuticals Inc. (a)	62	25,086
Regenxbio Inc. (a)	22	1,666
Repligen Corp. (a)	28	1,581
ResMed Inc.	111	12,851
Retrophin Inc. (a)	30	850
Revance Therapeutics Inc. (a)	23	573
Rhythm Pharmaceuticals Inc. (a)	13	390
Rigel Pharmaceuticals Inc. (a)	117	375
Rocket Pharmaceuticals Ltd. (a) (b)	15	376
Rockwell Medical Technologies Inc. (a) (b)	47	198
Sage Therapeutics Inc. (a)	36	5,101

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
Sangamo Therapeutics Inc. (a) (b)	78	1,330
Sarepta Therapeutics Inc. (a) (b)	48	7,811
Seattle Genetics Inc. (a)	86	6,632
Select Medical Holdings Corp. (a)	84	1,553
Seres Therapeutics Inc. (a) (b)	16	125
Sorrento Therapeutics Inc. (a) (b)	48	212
Spark Therapeutics Inc. (a) (b)	26	1,413
Spectrum Pharmaceuticals Inc. (a)	73	1,219
Staar Surgical Co. (a)	24	1,170
Steris Plc	66	7,577
Stryker Corp.	263	46,667
Supernus Pharmaceuticals Inc. (a)	40	2,040
Surgery Partners Inc. (a) (b)	11	177
SurModics Inc. (a)	10	726
Syneos Health Inc. - Class A (a)	48	2,464
Synergy Pharmaceuticals Inc. (a) (b)	209	355
Tabula Rasa HealthCare Inc. (a)	13	1,028
Tactile Systems Technology Inc. (a) (b)	12	863
Teladoc Health Inc. (a) (b)	44	3,774
Teleflex Inc.	36	9,522
Tenet Healthcare Corp. (a)	79	2,240
TESARO Inc. (a) (b)	30	1,171
TG Therapeutics Inc. (a) (b)	51	287
TherapeuticsMD Inc. (a) (b)	138	906
Theravance Biopharma Inc. (a) (b)	34	1,099
Thermo Fisher Scientific Inc.	314	76,705
Tivity Health Inc. (a)	31	992
Triple-S Management Corp. - Class B (a)	19	350
Ultragenyx Pharmaceutical Inc. (a)	37	2,812
uniQure NV (a) (b)	19	682
United Therapeutics Corp. (a)	34	4,338
UnitedHealth Group Inc.	751	199,673
Universal Health Services Inc. - Class B	68	8,725
US Physical Therapy Inc.	10	1,173
Vanda Pharmaceuticals Inc. (a)	40	910
Varex Imaging Corp. (a)	30	873
Varian Medical Systems Inc. (a)	71	7,950
Veeva Systems Inc. - Class A (a)	94	10,241
	Shares/Par[1]	Value ($)
Vertex Pharmaceuticals Inc. (a)	199	38,385
ViewRay Inc. (a) (b)	40	378
Vocera Communications Inc. (a)	21	781
Voyager Therapeutics Inc. (a)	13	241
Waters Corp. (a)	61	11,937
WaVe Life Sciences Ltd. (a) (b)	8	415
WellCare Health Plans Inc. (a)	38	12,247
West Pharmaceutical Services Inc.	58	7,123
Wright Medical Group NV (a)	91	2,627
Xencor Inc. (a)	38	1,483
Zimmer Biomet Holdings Inc.	159	20,886
ZIOPHARM Oncology Inc. (a) (b)	108	345
Zoetis Inc. - Class A	378	34,615
Zogenix Inc. (a)	32	1,606
Total Common Stocks (cost $2,505,641)		3,389,383
SHORT TERM INVESTMENTS 2.1%
Investment Companies 0.4%
JNL Government Money Market Fund - Institutional Class, 1.99% (c) (d)	13,755	13,755
Securities Lending Collateral 1.7%
JNL Securities Lending Collateral Fund - Institutional Class, 2.11% (c) (d)	57,223	57,223
Treasury Securities 0.0%
U.S. Treasury Bill
2.12%, 12/06/18 (e) (f)	775	772
Total Short Term Investments (cost $71,750)		71,750
Total Investments 101.7% (cost $2,577,391)		3,461,133
Other Derivative Instruments 0.0%		3
Other Assets and Liabilities, Net (1.7)%		(56,371)
Total Net Assets 100.0%		3,404,765

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2018.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) The coupon rate represents the yield to maturity.

Futures Contracts
Reference Entity	Contracts Long (Short)[1]	Expiration	Notional [1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
E-mini Russell 2000 Index	34	December 2018	2,921	7	(29)
S&P 500 E-Mini Index	87	December 2018	12,666	(4)	31
				3	2

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
JNL/Mellon Capital Information Technology Sector Fund
COMMON STOCKS 99.6%
Communication Services 17.1%
Activision Blizzard Inc.	291	24,172
Alphabet Inc. - Class A (a)	120	144,973
Alphabet Inc. - Class C (a)	126	150,730
ANGI Homeservices Inc. (a) (b)	17	390
Cars.com Inc. (a) (b)	27	739
Electronic Arts Inc. (a)	124	14,889
Facebook Inc. - Class A (a)	965	158,635
Glu Mobile Inc. (a)	42	310
Gogo Inc. (a) (b)	25	127
IAC/InterActiveCorp. (a)	31	6,820
Infinera Corp. (a) (b)	57	418
Pandora Media Inc. (a) (b)	100	948
QuinStreet Inc. (a)	16	221
TechTarget Inc. (a)	10	195
TrueCar Inc. (a)	30	422
Twitter Inc. (a)	273	7,783
XO Group Inc. (a)	11	386
Yelp Inc. - Class A (a)	32	1,562
Zillow Group Inc. - Class C (a) (b)	47	2,064
Zynga Inc. - Class A (a)	304	1,220
		517,004
Consumer Discretionary 0.9%
eBay Inc. (a)	379	12,520
Etsy Inc. (a)	43	2,209
GrubHub Inc. (a)	36	5,061
MercadoLibre Inc.	17	5,713
Quotient Technology Inc. (a)	32	494
Shutterstock Inc.	8	451
Stamps.com Inc. (a)	7	1,537
		27,985
Financials 1.2%
2U Inc. (a)	22	1,692
Alarm.com Holdings Inc. (a) (b)	13	724
Benefitfocus Inc. (a) (b)	7	267
Box Inc. - Class A (a)	49	1,167
Carbonite Inc. (a)	14	488
ChannelAdvisor Corp. (a)	9	118
Cloudera Inc. (a)	43	767
Cornerstone OnDemand Inc. (a)	19	1,086
Coupa Software Inc. (a)	18	1,430
Endurance International Group Holdings Inc. (a)	29	256
Envestnet Inc. (a)	18	1,098
Five9 Inc. (a)	22	950
GoDaddy Inc. - Class A (a)	64	5,367
GTT Communications Inc. (a) (b)	14	621
Hortonworks Inc. (a)	22	502
Instructure Inc. (a)	12	410
j2 Global Inc.	20	1,623
Limelight Networks Inc. (a)	42	213
LivePerson Inc. (a)	24	614
LogMeIn Inc.	21	1,864
MINDBODY Inc. - Class A (a)	14	565
New Relic Inc. (a)	17	1,579
SendGrid Inc. (a)	10	355
SPS Commerce Inc. (a)	7	685
Trade Desk Inc. - Class A (a) (b)	12	1,859
Tucows Inc. (a) (b)	3	177
Twilio Inc. - Class A (a)	27	2,344
VeriSign Inc. (a)	45	7,148
Yext Inc. (a)	18	415
		36,384
Industrials 0.1%
Avnet Inc.	47	2,099
Cree Inc. (a) (b)	40	1,505
		3,604
Information Technology 80.3%
3D Systems Corp. (a) (b)	48	899
8x8 Inc. (a)	38	803
	Shares/Par[1]	Value ($)
A10 Networks Inc. (a)	20	122
Acacia Communications Inc. (a) (b)	10	424
Accenture Plc - Class A	258	43,986
ACI Worldwide Inc. (a)	47	1,323
Acxiom Holdings (a)	31	1,545
Adobe Systems Inc. (a)	198	53,441
ADTRAN Inc.	20	348
Advanced Energy Industries Inc. (a)	16	810
Advanced Micro Devices Inc. (a)	371	11,457
Akamai Technologies Inc. (a)	68	4,992
Alliance Data Systems Corp.	20	4,713
Alpha & Omega Semiconductor Ltd. (a)	6	65
Ambarella Inc. (a) (b)	13	520
Amkor Technology Inc. (a)	44	322
Amphenol Corp. - Class A	121	11,394
Analog Devices Inc.	149	13,812
Anixter International Inc. (a)	13	912
Ansys Inc. (a)	34	6,275
Apple Inc.	1,977	446,195
Applied Materials Inc.	408	15,772
Applied Optoelectronics Inc. (a) (b)	7	172
Arista Networks Inc. (a)	21	5,538
ARRIS International Plc (a)	72	1,880
Arrow Electronics Inc. (a)	35	2,581
Aspen Technology Inc. (a)	29	3,258
Autodesk Inc. (a)	88	13,773
Automatic Data Processing Inc.	177	26,677
Avaya Holdings Corp. (a)	44	970
AVX Corp.	21	385
Axcelis Technologies Inc. (a)	13	263
Badger Meter Inc.	12	629
Belden Inc. (b)	16	1,178
Benchmark Electronics Inc.	19	438
Black Knight Inc. (a)	57	2,968
Blackbaud Inc.	19	1,976
Blackline Inc. (a)	13	736
Booz Allen Hamilton Holding Corp. - Class A	58	2,879
Bottomline Technologies Inc. (a)	16	1,193
Broadcom Inc.	165	40,755
Broadridge Financial Solutions Inc.	48	6,287
Brooks Automation Inc.	27	961
CA Inc.	126	5,583
Cabot Microelectronics Corp.	10	1,077
CACI International Inc. - Class A (a)	10	1,855
Cadence Design Systems Inc. (a)	113	5,115
CalAmp Corp. (a)	16	373
Cardtronics Plc - Class A (a)	19	607
Cass Information Systems Inc.	4	292
CDK Global Inc.	50	3,151
CDW Corp.	61	5,431
CEVA Inc. (a)	8	238
Ciena Corp. (a) (b)	58	1,819
Cirrus Logic Inc. (a)	25	960
Cisco Systems Inc.	1,891	92,008
Cision Ltd. (a)	15	258
Citrix Systems Inc. (a)	54	6,034
Cognex Corp.	70	3,911
Cognizant Technology Solutions Corp. - Class A	236	18,184
Coherent Inc. (a)	10	1,720
Cohu Inc.	12	296
CommScope Holding Co. Inc. (a)	77	2,362
CommVault Systems Inc. (a)	17	1,189
Comtech Telecommunications Corp.	9	339
Conduent Inc. (a)	72	1,622
Control4 Corp. (a)	10	336
Convergys Corp.	36	846
CoreLogic Inc. (a)	33	1,614
Corning Inc.	335	11,819
Cray Inc. (a)	17	368
CSG Systems International Inc.	14	547
CTS Corp.	12	427
Cypress Semiconductor Corp.	139	2,012
Daktronics Inc.	18	143
Dell Technologies Inc. - Class V (a)	80	7,816
Diebold Nixdorf Inc. (b)	25	111

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
Diodes Inc. (a)	16	526
Dolby Laboratories Inc.	25	1,746
DXC Technology Co.	115	10,731
Ebix Inc. (b)	9	694
EchoStar Corp. - Class A (a)	20	914
Electro Scientific Industries Inc. (a)	13	225
Electronics for Imaging Inc. (a)	19	633
Ellie Mae Inc. (a)	13	1,275
Entegris Inc.	57	1,647
EPAM Systems Inc. (a)	20	2,787
ePlus Inc. (a)	6	537
Euronet Worldwide Inc. (a)	21	2,103
Everbridge Inc. (a)	10	594
Everi Holdings Inc. (a)	30	271
EVERTEC Inc.	25	604
ExlService Holdings Inc. (a)	14	907
Extreme Networks (a)	45	246
F5 Networks Inc. (a)	25	4,905
Fabrinet (a)	15	680
Fair Isaac Corp. (a)	12	2,745
FARO Technologies Inc. (a)	7	453
Fidelity National Information Services Inc.	133	14,538
Finisar Corp. (a) (b)	47	893
FireEye Inc. (a) (b)	74	1,260
First Data Corp. - Class A (a)	211	5,154
First Solar Inc. (a)	32	1,534
Fiserv Inc. (a)	165	13,582
FitBit Inc. - Class A (a)	79	422
FleetCor Technologies Inc. (a)	36	8,244
Flex Ltd. (a)	210	2,759
FLIR Systems Inc.	55	3,372
Forescout Technologies Inc. (a)	9	324
FormFactor Inc. (a)	30	416
Fortinet Inc. (a)	57	5,271
Gartner Inc. (a)	37	5,788
Global Payments Inc.	64	8,196
Guidewire Software Inc. (a)	32	3,198
Hackett Group Inc.	12	233
Hewlett Packard Enterprise Co.	615	10,026
HP Inc.	660	17,021
HubSpot Inc. (a)	15	2,201
Ichor Holdings Ltd. (a) (b)	9	183
II-VI Inc. (a)	24	1,152
Imperva Inc. (a)	12	578
Inphi Corp. (a) (b)	16	593
Insight Enterprises Inc. (a)	14	739
Integrated Device Technology Inc. (a)	52	2,455
Intel Corp.	1,874	88,621
InterDigital Inc.	14	1,091
International Business Machines Corp.	369	55,798
Intuit Inc.	98	22,288
IPG Photonics Corp. (a)	15	2,346
Itron Inc. (a)	14	901
Jabil Inc.	62	1,687
Jack Henry & Associates Inc.	31	4,950
Juniper Networks Inc.	140	4,185
Kemet Corp. (a)	21	394
Keysight Technologies Inc. (a)	75	4,957
Kimball Electronics Inc. (a)	11	221
KLA-Tencor Corp.	62	6,343
Knowles Corp. (a)	36	596
Kulicke & Soffa Industries Inc.	28	665
Lam Research Corp.	66	10,028
Lattice Semiconductor Corp. (a)	53	421
Leidos Holdings Inc.	58	4,036
Littelfuse Inc.	10	1,962
Lumentum Holdings Inc. (a) (b)	25	1,513
M/A-COM Technology Solutions Holdings Inc. (a) (b)	17	344
Manhattan Associates Inc. (a)	27	1,477
Mantech International Corp. - Class A	11	707
Marvell Technology Group Ltd.	248	4,778
MasterCard Inc. - Class A	373	83,032
Maxim Integrated Products Inc.	112	6,313
MAXIMUS Inc.	26	1,684
MaxLinear Inc. - Class A (a)	26	511
	Shares/Par[1]	Value ($)
Mellanox Technologies Ltd. (a)	18	1,300
Mesa Laboratories Inc.	1	269
Methode Electronics Inc.	14	516
Microchip Technology Inc. (b)	95	7,487
Micron Technology Inc. (a)	466	21,098
Microsoft Corp.	2,935	335,705
MicroStrategy Inc. - Class A (a)	4	542
Mitel Networks Corp. (a)	49	535
MKS Instruments Inc.	22	1,759
MobileIron Inc. (a)	24	128
Model N Inc. (a)	11	172
MoneyGram International Inc. (a)	13	68
Monolithic Power Systems Inc.	16	2,012
Monotype Imaging Holdings Inc.	17	341
Motorola Solutions Inc.	65	8,508
MTS Systems Corp.	7	383
Nanometrics Inc. (a)	10	377
National Instruments Corp.	49	2,392
NCR Corp. (a)	48	1,359
Net 1 UEPS Technologies Inc. (a)	21	171
NetApp Inc.	108	9,284
NetGear Inc. (a)	13	811
NetScout Systems Inc. (a)	33	838
NIC Inc.	27	393
Novanta Inc. (a)	13	909
Nuance Communications Inc. (a)	118	2,042
Nutanix Inc. - Class A (a)	46	1,948
NVE Corp.	2	195
Nvidia Corp.	232	65,137
Oclaro Inc. (a)	70	628
ON Semiconductor Corp. (a)	171	3,150
OneSpan Inc. (a)	11	216
Oracle Corp.	1,231	63,456
OSI Systems Inc. (a)	7	507
Palo Alto Networks Inc. (a)	37	8,346
Park Electrochemical Corp.	7	130
Paychex Inc.	130	9,607
Paycom Software Inc. (a) (b)	20	3,163
Paylocity Holding Corp. (a)	13	1,046
PayPal Holdings Inc. (a)	453	39,822
PC Connection Inc.	4	163
PDF Solutions Inc. (a)	9	82
Pegasystems Inc.	16	1,002
Perficient Inc. (a)	14	371
Perspecta Inc.	58	1,493
Photronics Inc. (a)	29	283
Plantronics Inc.	13	800
Plexus Corp. (a)	13	755
Power Integrations Inc.	12	737
Presidio Inc.	14	213
Progress Software Corp.	16	570
Proofpoint Inc. (a)	20	2,162
PROS Holdings Inc. (a) (b)	13	457
PTC Inc. (a)	46	4,932
Pure Storage Inc. - Class A (a)	61	1,576
Q2 Holdings Inc. (a)	14	862
QAD Inc. - Class A	4	235
Qorvo Inc. (a)	51	3,886
QUALCOMM Inc.	568	40,898
Qualys Inc. (a)	13	1,188
Quantenna Communications Inc. (a)	8	156
Rambus Inc. (a)	40	440
Rapid7 Inc. (a)	12	460
RealPage Inc. (a)	29	1,916
Red Hat Inc. (a)	72	9,756
Ribbon Communications Inc. (a)	17	118
RingCentral Inc. - Class A (a)	27	2,468
Rogers Corp. (a)	7	1,080
Rudolph Technologies Inc. (a)	13	310
Sabre Corp.	104	2,718
SailPoint Technologies Holdings Inc. (a)	27	919
Salesforce.com Inc. (a)	283	45,041
Sanmina Corp. (a)	28	772
ScanSource Inc. (a)	11	440
Science Applications International Corp.	17	1,368

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
Seagate Technology	109	5,166
Semtech Corp. (a)	27	1,498
ServiceNow Inc. (a)	71	13,913
ServiceSource International Inc. (a)	21	61
Silicon Laboratories Inc. (a)	17	1,583
Skyworks Solutions Inc.	73	6,660
SMART Global Holdings Inc. (a)	4	106
SolarEdge Technologies Inc. (a) (b)	15	558
Splunk Inc. (a)	58	7,072
Square Inc. - Class A (a)	117	11,570
SS&C Technologies Holdings Inc.	86	4,878
SunPower Corp. (a) (b)	25	182
Sykes Enterprises Inc. (a)	16	492
Symantec Corp.	251	5,348
Synaptics Inc. (a)	15	673
SYNNEX Corp.	12	1,011
Synopsys Inc. (a)	60	5,877
Syntel Inc. (a)	15	606
Tableau Software Inc. - Class A (a)	27	3,035
Take-Two Interactive Software Inc. (a)	46	6,318
TE Connectivity Ltd.	141	12,398
Tech Data Corp. (a)	14	1,020
Teradata Corp. (a)	48	1,828
Teradyne Inc.	77	2,848
Texas Instruments Inc.	394	42,266
TiVo Corp.	51	637
Total System Services Inc.	66	6,545
Travelport Worldwide Ltd.	50	848
Trimble Inc. (a)	100	4,335
TTEC Holdings Inc.	8	196
TTM Technologies Inc. (a)	37	589
Tyler Technologies Inc. (a)	15	3,565
Ubiquiti Networks Inc. (b)	9	877
Ultimate Software Group Inc. (a)	12	3,747
Ultra Clean Holdings Inc. (a)	14	171
Unisys Corp. (a) (b)	20	412
Universal Display Corp. (b)	17	2,033
Upland Software Inc. (a)	7	221
Varonis Systems Inc. (a)	11	818
Veeco Instruments Inc. (a)	18	189
Verint Systems Inc. (a)	26	1,290
Versum Materials Inc.	43	1,567
ViaSat Inc. (a) (b)	23	1,445
	Shares/Par[1]	Value ($)
Viavi Solutions Inc. (a)	90	1,023
Virtusa Corp. (a)	11	603
Visa Inc. - Class A	718	107,839
Vishay Intertechnology Inc.	53	1,072
VMware Inc. - Class A (a)	29	4,600
Web.com Group Inc. (a)	16	442
Western Digital Corp.	121	7,074
Western Union Co.	184	3,510
WEX Inc. (a)	17	3,478
Workday Inc. - Class A (a)	59	8,602
Workiva Inc. - Class A (a)	11	425
Worldpay Inc. - Class A (a)	120	12,131
Xcerra Corp. (a)	20	283
Xerox Corp.	94	2,528
Xilinx Inc.	102	8,200
Xperi Corp.	19	288
Zebra Technologies Corp. - Class A (a)	21	3,776
Zendesk Inc. (a)	42	2,969
		2,435,966
Total Common Stocks (cost $1,741,795)		3,020,943
SHORT TERM INVESTMENTS 1.2%
Investment Companies 0.4%
JNL Government Money Market Fund - Institutional Class, 1.99% (c) (d)	11,035	11,035
Securities Lending Collateral 0.8%
JNL Securities Lending Collateral Fund - Institutional Class, 2.11% (c) (d)	23,001	23,001
Treasury Securities 0.0%
U.S. Treasury Bill
2.12%, 12/06/18 (e) (f)	535	533
Total Short Term Investments (cost $34,569)		34,569
Total Investments 100.8% (cost $1,776,364)		3,055,512
Other Derivative Instruments (0.0)%		(3)
Other Assets and Liabilities, Net (0.8)%		(23,045)
Total Net Assets 100.0%		3,032,464

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2018.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) The coupon rate represents the yield to maturity.

Futures Contracts
Reference Entity	Contracts Long (Short)[1]	Expiration	Notional [1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
NASDAQ 100 E-Mini	72	December 2018	10,750	(3)	273

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
JNL/Mellon Capital JNL 5 Fund
COMMON STOCKS 99.9%
Communication Services 6.0%
BT Group Plc	12,676	37,197
Gray Television Inc. (a)	232	4,057
Verizon Communications Inc.	2,191	116,958
Vodafone Group Plc	14,454	30,976
World Wrestling Entertainment Inc. - Class A (b)	239	23,096
		212,284
Consumer Discretionary 21.3%
American Eagle Outfitters Inc.	1,514	37,595
Aptiv Plc	779	65,392
BBX Capital Corp. - Class A	316	2,344
Carnival Plc	416	26,552
Cavco Industries Inc. (a)	28	7,040
Century Communities Inc. (a)	84	2,200
Childrens Place Retail Stores Inc. (b)	55	6,979
Churchill Downs Inc.	48	13,358
Etsy Inc. (a) (b)	380	19,517
Foot Locker Inc.	595	30,310
Fox Factory Holding Corp. (a) (b)	118	8,248
Gap Inc.	849	24,507
Genuine Parts Co.	283	28,086
Grand Canyon Education Inc. (a)	151	17,042
HanesBrands Inc. (b)	1,297	23,905
Harley-Davidson Inc.	546	24,744
Hilton Grand Vacations Inc. (a)	311	10,290
Installed Building Products Inc. (a)	101	3,922
International Game Technology Plc (b)	1,032	20,392
iRobot Corp. (a) (b)	86	9,478
Leggett & Platt Inc.	583	25,543
M/I Homes Inc. (a)	86	2,063
Marks & Spencer Group Plc	11,011	41,378
Marriott International Inc. - Class A	509	67,191
Marriott Vacations Worldwide Corp.	145	16,220
MDC Holdings Inc. (b)	173	5,125
Meritage Homes Corp. (a)	123	4,898
Monarch Casino & Resort Inc. (a)	54	2,438
Newell Brands Inc.	861	17,469
Nordstrom Inc.	576	34,438
NutriSystem Inc. (b)	94	3,466
Planet Fitness Inc. - Class A (a)	265	14,326
Sands China Ltd.	9,089	41,115
Sleep Number Corp. (a) (b)	126	4,623
Stamps.com Inc. (a)	54	12,287
Tapestry Inc.	613	30,816
TRI Pointe Homes Inc. (a) (b)	467	5,788
William Lyon Homes - Class A (a) (b)	100	1,587
Williams-Sonoma Inc. (b)	523	34,376
Wingstop Inc.	89	6,075
Winnebago Industries Inc. (b)	100	3,317
		756,440
Consumer Staples 6.7%
Calavo Growers Inc. (b)	54	5,188
Campbell Soup Co. (b)	590	21,610
Coca-Cola Co.	2,501	115,500
Darling Ingredients Inc. (a) (b)	517	9,996
MGP Ingredients Inc. (b)	54	4,237
Performance Food Group Co. (a)	315	10,479
Procter & Gamble Co.	760	63,246
Sanderson Farms Inc. (b)	71	7,383
		237,639
Energy 10.1%
BP Plc	6,418	49,156
Chevron Corp.	541	66,132
China Petroleum & Chemical Corp. - Class H	58,920	59,040
Exxon Mobil Corp.	798	67,855
KLX Energy Services Holdings Inc. (a)	62	1,991
Murphy Oil Corp.	850	28,331
Phillips 66	270	30,387
Schlumberger Ltd.	379	23,064
	Shares/Par[1]	Value ($)
Valero Energy Corp.	297	33,752
		359,708
Financials 9.9%
American Equity Investment Life Holding Co.	278	9,821
Bank of China Ltd. - Class H	90,577	40,251
China Construction Bank Corp. - Class H	47,745	41,684
Cohen & Steers Inc. (b)	146	5,911
Encore Capital Group Inc. (a) (b)	81	2,915
FirstCash Inc.	148	12,100
Houlihan Lokey Inc. - Class A	205	9,197
HSBC Holdings Plc	4,501	39,568
Interactive Brokers Group Inc.	223	12,340
Kemper Corp.	159	12,802
Lloyds Banking Group Plc	50,252	38,711
Moelis & Co. - Class A	104	5,690
NMI Holdings Inc. - Class A (a) (b)	191	4,329
PJT Partners Inc. - Class A	59	3,103
Progressive Corp.	1,249	88,740
Texas Pacific Land Trust (b)	24	20,977
Walker & Dunlop Inc.	91	4,814
		352,953
Health Care 12.1%
Akorn Inc. (a)	395	5,125
Anthem Inc.	301	82,522
Cardinal Health Inc.	438	23,653
Chemed Corp.	50	15,863
Diplomat Pharmacy Inc. (a) (b)	209	4,065
Emergent BioSolutions Inc. (a)	128	8,426
Enanta Pharmaceuticals Inc. (a) (b)	58	4,974
Globus Medical Inc. - Class A (a)	301	17,097
Inovalon Holdings Inc. - Class A (a) (b)	442	4,447
Integer Holdings Corp. (a)	100	8,328
LHC Group Inc. (a) (b)	56	5,800
Merck & Co. Inc.	1,211	85,921
Merit Medical Systems Inc. (a) (b)	156	9,569
MiMedx Group Inc. (a) (b)	352	2,176
Orthofix Medical Inc. (a)	58	3,344
Pfizer Inc.	3,133	138,060
Providence Services Corp. (a)	42	2,830
Supernus Pharmaceuticals Inc. (a) (b)	158	7,947
		430,147
Industrials 14.9%
Aerojet Rocketdyne Holdings Inc. (a)	225	7,658
Alamo Group Inc.	36	3,256
American Woodmark Corp. (a)	52	4,073
Boeing Co.	233	86,620
Caterpillar Inc.	433	66,047
Columbus Mckinnon Corp.	74	2,928
Deere & Co.	433	65,029
Dycom Industries Inc. (a)	95	8,015
Eaton Corp. Plc	343	29,788
Emerson Electric Co.	386	29,579
General Electric Co.	6,240	70,445
Insperity Inc.	129	15,238
Kadant Inc.	33	3,586
KAR Auction Services Inc.	538	32,113
KLX Inc. (a)	155	9,763
Korn/Ferry International	176	8,672
Marten Transport Ltd.	174	3,669
Mercury Systems Inc. (a) (b)	144	7,966
PGT Innovations Inc. (a)	155	3,340
Rush Enterprises Inc. - Class A	123	4,836
Saia Inc. (a)	80	6,140
Sun Hydraulics Corp.	87	4,752
Trex Co. Inc. (a) (b)	184	14,161
TriNet Group Inc. (a)	216	12,166
Watsco Inc.	163	29,036
		528,876
Information Technology 13.7%
Applied Optoelectronics Inc. (a) (b)	63	1,550
ASGN Inc. (a)	163	12,866
Brooks Automation Inc.	214	7,515
Cabot Microelectronics Corp.	80	8,252

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
CalAmp Corp. (a) (b)	108	2,587
CEVA Inc. (a)	70	2,027
Cisco Systems Inc.	2,956	143,817
DXC Technology Co.	698	65,255
FormFactor Inc. (a)	236	3,243
Globant SA (a)	109	6,449
II-VI Inc. (a)	192	9,095
International Business Machines Corp.	428	64,712
InterXion Holding NV (a)	224	15,045
Kulicke & Soffa Industries Inc.	218	5,196
Micron Technology Inc. (a)	1,476	66,774
Orbotech Ltd. (a)	150	8,927
Paylocity Holding Corp. (a)	164	13,141
Perspecta Inc.	345	8,874
RealPage Inc. (a) (b)	261	17,179
Silicon Laboratories Inc. (a)	132	12,162
Versum Materials Inc.	338	12,172
		486,838
Materials 5.0%
Boise Cascade Co.	120	4,432
CF Industries Holdings Inc.	632	34,407
Ferro Corp. (a)	255	5,923
Hudbay Minerals Inc. (b)	805	4,063
Iamgold Corp. (a)	1,425	5,245
International Paper Co.	449	22,085
Kaiser Aluminum Corp.	52	5,726
KMG Chemicals Inc.	49	3,718
Kraton Corp. (a)	95	4,504

	Shares/Par[1]	Value ($)
Louisiana-Pacific Corp.	455	12,062
Sherwin-Williams Co.	168	76,383
		178,548
Real Estate 0.2%
HFF Inc. - Class A	119	5,064
Total Common Stocks (cost $3,228,022)		3,548,497
SHORT TERM INVESTMENTS 2.0%
Investment Companies 0.0%
JNL Government Money Market Fund - Institutional Class, 1.99% (c) (d)	2,000	2,000
Securities Lending Collateral 2.0%
JNL Securities Lending Collateral Fund - Institutional Class, 2.11% (c) (d)	70,108	70,108
Treasury Securities 0.0%
U.S. Treasury Bill
2.12%, 12/06/18 (e) (f)	805	802
Total Short Term Investments (cost $72,910)		72,910
Total Investments 101.9% (cost $3,300,932)		3,621,407
Other Derivative Instruments (0.0)%		(62)
Other Assets and Liabilities, Net (1.9)%		(69,159)
Total Net Assets 100.0%		3,552,186

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2018.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) The coupon rate represents the yield to maturity.

Futures Contracts
Reference Entity	Contracts Long (Short)[1]	Expiration	Notional [1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
E-mini Russell 2000 Index	55	December 2018		4,724	13	(47)
FTSE 100 Index	21	December 2018	GBP	1,528	(8)	58
S&P 500 E-Mini Index	64	December 2018		9,318	(3)	23
					2	34

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
GBP/USD	CIT	12/19/18	GBP	1,623	2,124	(21)
GBP/USD	HSB	12/19/18	GBP	2,160	2,826	(52)
USD/GBP	BMO	12/19/18	GBP	(366)	(479)	4
USD/GBP	HSB	12/19/18	GBP	(1,186)	(1,552)	(3)
USD/GBP	RBC	12/19/18	GBP	(371)	(486)	5
USD/GBP	SGA	12/19/18	GBP	(292)	(382)	3
					2,051	(64)

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
JNL/Mellon Capital MSCI World Index Fund
COMMON STOCKS 99.4%
Argentina 0.0%
MercadoLibre Inc.	—	122
Australia 2.3%
AGL Energy Ltd.	6	78
Alumina Ltd.	22	44
Amcor Ltd.	10	97
AMP Ltd.	26	61
APA Group	10	72
Aristocrat Leisure Ltd.	5	100
ASX Ltd.	2	80
Aurizon Holdings Ltd.	18	55
AusNet Services	17	19
Australia & New Zealand Banking Group Ltd.	25	512
Bank of Queensland Ltd.	4	28
Bendigo and Adelaide Bank Ltd.	4	34
BHP Billiton Ltd.	28	693
BlueScope Steel Ltd.	5	57
Boral Ltd.	11	53
Brambles Ltd.	13	106
Caltex Australia Ltd.	2	51
Challenger Financial Services Group Ltd.	5	37
CIMIC Group Ltd.	1	32
Coca-Cola Amatil Ltd.	4	31
Cochlear Ltd.	1	75
Commonwealth Bank of Australia	15	778
Computershare Ltd.	4	60
Crown Resorts Ltd.	4	36
CSL Ltd.	4	566
Dexus	9	70
Domino's Pizza Enterprises Ltd. (a)	1	22
Flight Centre Ltd.	1	20
Fortescue Metals Group Ltd.	14	39
Goodman Group	14	107
GPT Group	16	61
Harvey Norman Holdings Ltd. (a)	5	13
Healthscope Ltd.	16	24
Incitec Pivot Ltd.	15	44
Insurance Australia Group Ltd.	20	108
LendLease Corp. Ltd.	5	71
Macquarie Group Ltd.	3	252
Medibank Private Ltd.	25	52
Mirvac Group	33	58
National Australia Bank Ltd.	23	469
Newcrest Mining Ltd.	7	93
Oil Search Ltd.	12	80
Orica Ltd.	3	42
Origin Energy Ltd. (b)	15	89
QBE Insurance Group Ltd.	12	94
Ramsay Health Care Ltd.	1	50
REA Group Ltd.	—	30
Rio Tinto Ltd. (a)	4	203
Santos Ltd.	15	78
Scentre Group	46	132
Seek Ltd.	3	45
Sonic Health Care Ltd.	4	65
South32 Ltd.	45	126
Stockland	22	65
Suncorp Group Ltd.	11	116
Sydney Airport	10	49
Tabcorp Holdings Ltd.	16	56
Telstra Corp. Ltd.	34	79
TPG Telecom Ltd. (a)	3	21
Transurban Group	19	151
Treasury Wine Estates Ltd.	6	78
Vicinity Centres	30	57
Wesfarmers Ltd.	10	350
Westpac Banking Corp.	29	587
Woodside Petroleum Ltd.	8	214
Woolworths Group Ltd.	11	231
		8,346
	Shares/Par[1]	Value ($)
Austria 0.1%
Andritz AG	1	39
Erste Group Bank AG	3	107
OMV AG	1	74
Raiffeisen International Bank Holding AG	1	38
Voestalpine AG	1	47
		305
Belgium 0.3%
AGEAS	2	91
Anheuser-Busch InBev NV	7	573
Belgacom SA	1	32
Colruyt SA (a)	1	30
Groupe Bruxelles Lambert SA	1	76
KBC Groep NV	2	165
Solvay SA	1	90
Telenet Group Holding NV (b)	—	26
UCB SA	1	94
Umicore SA	2	95
		1,272
Bermuda 0.1%
Arch Capital Group Ltd. (b)	4	105
Axis Capital Holdings Ltd.	1	44
RenaissanceRe Holdings Ltd.	—	49
		198
Canada 3.3%
Agnico-Eagle Mines Ltd.	2	72
Alimentation Couche-Tard Inc.	4	190
AltaGas Ltd. (a)	2	33
ARC Resources Ltd. (a)	3	36
Atco Ltd. - Class I	1	20
Aurora Cannabis Inc. (a) (b)	4	40
Bank of Montreal	6	454
Bank of Nova Scotia	10	608
Barrick Gold Corp.	10	111
BCE Inc.	1	57
Blackberry Ltd. (b)	5	52
Bombardier Inc. - Class B (b)	18	63
Brookfield Asset Management Inc. - Class A	7	325
CAE Inc.	2	49
Cameco Corp.	4	41
Canadian Imperial Bank of Commerce (a)	4	356
Canadian National Railway Co.	6	572
Canadian Natural Resources Ltd.	10	343
Canadian Pacific Railway Ltd.	1	254
Canadian Tire Corp. Ltd. - Class A	1	59
Canadian Utilities Ltd. - Class A	1	30
CCL Industries Inc. - Class B	1	59
Cenovus Energy Inc.	9	94
CGI Group Inc. - Class A (b)	2	135
CI Financial Corp.	2	38
Constellation Software Inc.	—	147
Crescent Point Energy Corp. (a)	5	31
Dollarama Inc.	3	85
Emera Inc.	1	16
Empire Co. Ltd. - Class A	2	29
Enbridge Inc.	14	468
EnCana Corp.	8	110
Fairfax Financial Holdings Ltd.	—	109
Finning International Inc.	2	37
First Capital Realty Inc.	2	23
First Quantum Minerals Ltd.	6	71
Fortis Inc.	4	117
Franco-Nevada Corp.	2	100
George Weston Ltd.	—	30
Gildan Activewear Inc.	2	61
Goldcorp Inc.	7	74
Great-West Lifeco Inc.	3	66
H&R REIT	1	20
Husky Energy Inc. (b)	3	54
Hydro One Ltd.	3	41
IGM Financial Inc. (a)	1	22
Imperial Oil Ltd.	3	81

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
Industrial Alliance Insurance and Financial Services Inc.	1	40
Intact Financial Corp.	1	100
Inter Pipeline Ltd.	3	59
Keyera Corp.	2	46
Kinross Gold Corp. (b)	11	31
Linamar Corp.	—	18
Loblaw Cos. Ltd.	2	82
Lululemon Athletica Inc. (b)	1	140
Lundin Mining Corp.	5	25
Magna International Inc.	3	158
Manulife Financial Corp.	17	307
Methanex Corp.	—	32
Metro Inc.	2	64
National Bank of Canada (a)	3	145
Nutrien Ltd. (a)	6	322
Onex Corp.	1	48
Open Text Corp.	2	84
Pembina Pipeline Corp.	4	150
Power Corp. of Canada	3	70
Power Finance Corp. Ltd.	2	50
PrairieSky Royalty Ltd. (a)	2	33
Restaurant Brands International Inc.	2	118
RioCan REIT	2	29
Rogers Communications Inc. - Class B	3	159
Royal Bank of Canada	12	994
Saputo Inc.	2	57
Seven Generations Energy Ltd. (b)	2	26
Shaw Communications Inc. - Class B	4	74
Shopify Inc. - Class A (b)	1	115
SmartCentres REIT	1	14
SNC-Lavalin Group Inc.	2	65
Sun Life Financial Inc.	5	207
Suncor Energy Inc.	14	546
Teck Resources Ltd. - Class B	5	108
TELUS Corp.	2	63
Thomson Reuters Corp.	2	110
Toronto-Dominion Bank	16	960
Tourmaline Oil Corp.	2	37
TransCanada Corp. (a)	8	307
Turquoise Hill Resources Ltd. (b)	9	20
Vermilion Energy Inc. (a)	1	33
West Fraser Timber Co. Ltd.	1	28
Wheaton Precious Metals Corp.	4	70
WSP Canada Inc.	1	38
		12,065
Denmark 0.6%
A P Moller - Maersk A/S - Class A	—	45
A P Moller - Maersk A/S - Class B	—	83
Carlsberg A/S - Class B	1	109
Chr Hansen Holding A/S	1	90
Coloplast A/S - Class B	1	103
Danske Bank A/S	6	166
DSV A/S	2	148
Genmab A/S (b)	1	83
H Lundbeck A/S	1	38
ISS A/S	2	53
Novo Nordisk A/S - Class B	16	732
Novozymes A/S - Class B	2	105
Orsted A/S	2	112
Pandora A/S	1	60
Tryg A/S	1	26
Vestas Wind Systems A/S	2	117
William Demant Holding A/S (b)	1	32
		2,102
Finland 0.4%
Elisa Oyj	1	54
Fortum Oyj	4	100
Kone Oyj - Class B	3	155
Metso Oyj	1	36
Neste Oil Oyj	1	94
Nokia Oyj	48	265
Nokian Renkaat Oyj	1	43
Orion Oyj - Class B	1	36
	Shares/Par[1]	Value ($)
Sampo Oyj - Class A	4	196
Stora Enso Oyj - Class R	5	95
UPM-Kymmene Oyj	5	181
Wartsila Oyj (a)	4	78
		1,333
France 3.5%
Accor SA	2	85
Aeroports de Paris	—	60
Air Liquide	4	480
Alstom SA	1	61
Amundi SA	—	32
Arkema SA	1	76
AtoS SE	1	98
AXA SA	17	445
BioMerieux	—	23
BNP Paribas SA	10	592
Bollore SA (a)	8	34
Bouygues SA	2	83
Bureau Veritas SA	2	61
Capgemini SA	1	177
Carrefour SA	5	98
Casino Guichard Perrachon SA (a)	1	21
Cie de Saint-Gobain	4	184
Cie Generale d'Optique Essilor International SA	2	264
CNP Assurances SA	2	37
Compagnie Generale des Etablissements Michelin	1	174
Covivio	—	32
Credit Agricole SA	10	143
Danone SA	5	407
Dassault Aviation SA	—	41
Dassault Systemes SA	1	168
Edenred	2	79
Eiffage SA	1	73
Electricite de France SA	5	89
Engie SA	16	230
Eurazeo SA	—	33
Eurofins Scientific SE	—	56
Eutelsat Communications Group SA	2	37
Faurecia	1	34
Gecina SA	—	64
Getlink	4	54
Hermes International SCA	—	181
Icade SA	—	28
Iliad SA	—	31
Imerys SA	—	24
Ingenico Group	1	41
Ipsen SA	—	56
JC Decaux SA	1	24
Kering SA	1	353
Klepierre	2	61
Legrand SA	2	170
L'Oreal SA	2	522
LVMH Moet Hennessy Louis Vuitton SE	2	848
Natixis	8	57
Orange SA	17	275
Pernod-Ricard SA	2	299
Peugeot SA	5	126
Publicis Groupe SA	2	105
Remy Cointreau SA	—	27
Renault SA	2	139
Rexel SA	3	41
Safran SA	3	400
Sanofi SA	10	862
Schneider Electric SE (b)	5	371
SCOR SE	1	64
SEB SA	—	34
Societe BIC SA	—	24
Societe Generale SA	7	287
Sodexo SA	1	82
Suez Environnement Co.	3	47
Teleperformance	—	92
Thales SA	1	129
Total SA (a)	21	1,343
Ubisoft Entertainment SA (b)	1	68

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
Valeo SA	2	90
Veolia Environnement	4	86
Vinci SA	4	411
Vivendi SA	9	226
Wendel SA	—	37
		12,686
Germany 3.0%
1&1 Drillisch AG	—	18
Adidas AG	2	399
Allianz SE	4	843
Axel Springer SE	—	30
BASF SE	8	702
Bayer AG	8	692
Bayerische Motoren Werke AG	3	258
Beiersdorf AG	1	96
Brenntag AG	1	85
Commerzbank AG (b)	8	88
Continental AG	1	164
Covestro AG	2	131
Daimler AG	8	492
Delivery Hero AG (b)	1	31
Deutsche Bank AG	17	191
Deutsche Boerse AG	2	218
Deutsche Lufthansa AG	2	51
Deutsche Post AG	9	305
Deutsche Telekom AG	28	457
Deutsche Wohnen SE	3	146
E.ON SE	19	190
Evonik Industries AG	1	52
Fraport AG Frankfurt Airport Services Worldwide	—	33
Fresenius Medical Care AG & Co. KGaA	2	194
Fresenius SE & Co. KGaA	4	264
GEA Group AG	1	51
Hannover Rueck SE	1	76
HeidelbergCement AG	1	100
Henkel AG & Co. KGaA	1	93
Hochtief AG	—	29
Hugo Boss AG	1	44
Infineon Technologies AG	10	221
Innogy SE (b)	1	53
K+S AG	2	36
KION Group AG	1	39
Lanxess AG	1	53
Linde AG	2	380
MAN SE	—	34
Merck KGaA	1	114
Metro AG	2	26
MTU Aero Engines Holding AG	—	99
Muenchener Rueckversicherungs AG	1	288
Osram Licht AG	1	33
ProSiebenSat.1 Media SE	2	54
Puma SE	—	27
RTL Group SA	—	25
RWE AG	4	109
SAP SE	8	1,041
Siemens AG	7	842
Siemens Healthineers AG (b)	1	54
Symrise AG	1	93
Telefonica Deutschland Holding AG	7	28
ThyssenKrupp AG	4	96
Uniper SE	2	47
United Internet AG	1	52
Volkswagen AG	—	50
Vonovia SE	4	203
Wirecard AG	1	220
Zalando SE (b)	1	38
		10,878
Hong Kong 1.2%
AIA Group Ltd.	104	931
ASM Pacific Technology Ltd.	2	24
Bank of East Asia Ltd.	11	41
BOC Hong Kong Holdings Ltd.	32	152
CK Asset Holdings Ltd.	22	165
CK Hutchison Holdings Ltd.	23	271
	Shares/Par[1]	Value ($)
CK Infrastructure Holdings Ltd.	6	48
CLP Holdings Ltd.	14	164
Dairy Farm International Holdings Ltd.	2	22
Galaxy Entertainment Group Ltd.	20	127
Hang Lung Group Ltd.	8	21
Hang Lung Properties Ltd.	17	34
Hang Seng Bank Ltd.	7	179
Henderson Land Development Co. Ltd.	12	61
HK Electric Investments Ltd. (a)	23	24
HKT Trust	34	47
Hong Kong & China Gas Co. Ltd.	79	157
Hong Kong Exchanges & Clearing Ltd.	10	289
Hongkong Land Holdings Ltd.	11	70
Hysan Development Co. Ltd.	6	30
Jardine Matheson Holdings Ltd.	2	119
Kerry Properties Ltd.	6	20
Li & Fung Ltd.	54	12
Link REIT	18	182
Melco Resorts & Entertainment Ltd. - ADR	2	46
MGM China Holdings Ltd.	8	13
Minth Group Ltd.	6	25
MTR Corp.	13	71
New World Development Ltd.	50	69
NWS Holdings Ltd.	14	28
PCCW Ltd.	39	23
Power Assets Holdings Ltd.	12	83
Shangri-La Asia Ltd.	12	18
Sino Land Co.	28	48
SJM Holdings Ltd.	18	17
Sun Hung Kai Properties Ltd.	13	196
Swire Pacific Ltd. - Class A	4	46
Swire Properties Ltd.	10	39
Techtronic Industries Co.	12	80
WH Group Ltd.	72	51
Wharf Holdings Ltd.	11	30
Wharf Real Estate Investment Co. Ltd.	11	71
Wheelock & Co. Ltd.	7	42
Yue Yuen Industrial Holdings Ltd.	7	19
		4,205
Ireland 1.1%
Accenture Plc - Class A	5	933
AIB Group Plc	6	30
Alkermes Plc (b)	1	55
Allegion Plc	1	74
Allergan Plc	3	552
Bank of Ireland Group Plc	8	63
CRH Plc	7	232
Ingersoll-Rand Plc	2	215
James Hardie Industries SE - CDI	4	60
Kerry Group Plc - Class A	1	151
Medtronic Plc	12	1,148
Paddy Power Betfair Plc	1	61
Pentair Plc	2	65
Seagate Technology	2	112
Smurfit Kappa Group Plc	2	73
		3,824
Israel 0.2%
Azrieli Group	—	20
Bank Hapoalim BM	10	70
Bank Leumi Le-Israel BM	13	85
Bezeq Israeli Telecommunication Corp. Ltd.	19	22
Check Point Software Technologies Ltd. (b)	1	134
Elbit Systems Ltd.	—	27
Frutarom Industries Ltd.	—	37
Israel Chemicals Ltd.	5	29
Mizrahi Tefahot Bank Ltd.	1	22
Nice Ltd. (b)	1	62
Teva Pharmaceutical Industries Ltd. - ADR	8	179
		687
Italy 0.7%
Assicurazioni Generali SpA	10	177
Atlantia SpA	4	88
Davide Campari-Milano SpA	4	32
Enel SpA	71	361

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
ENI SpA	22	409
EXOR NV	1	65
Ferrari NV	1	145
Intesa Sanpaolo SpA	126	321
Leonardo SpA	4	44
Luxottica Group SpA	1	95
Mediobanca SpA	5	51
Moncler SpA	1	63
Pirelli & C. SpA (b)	3	23
Poste Italiane SpA	5	37
Prysmian SpA	2	43
Recordati SpA	1	31
Snam Rete Gas SpA	21	86
Telecom Italia SpA	55	29
Telecom Italia SpA (b)	103	62
Terna Rete Elettrica Nazionale SpA	13	67
Unicredit SpA	17	261
		2,490
Japan 8.5%
ABC-Mart Inc. (a)	—	17
Acom Co. Ltd. (a)	4	15
AEON Co. Ltd.	5	125
AEON Financial Service Co. Ltd.	1	21
AEON Mall Co. Ltd.	1	19
Air Water Inc.	1	26
Aisin Seiki Co. Ltd.	1	72
Ajinomoto Co. Inc.	4	69
Alfresa Holdings Corp.	2	45
All Nippon Airways Co. Ltd.	1	35
Alps Electric Co. Ltd. (a)	2	41
Amada Co. Ltd.	3	33
Aozora Bank Ltd.	1	39
Asahi Breweries Ltd.	3	139
Asahi Glass Co. Ltd.	2	66
Asahi Kasei Corp.	11	161
Ashikaga Holdings Co. Ltd.	7	23
Asics Corp.	2	22
Astellas Pharma Inc.	17	291
Bandai Namco Holdings Inc.	2	70
Bank of Kyoto Ltd.	1	26
Benesse Holdings Inc.	1	20
Bridgestone Corp.	5	200
Brother Industries Ltd.	2	41
Calbee Inc.	1	23
Canon Inc.	9	273
Casio Computer Co. Ltd. (a)	2	29
Central Japan Railway Co.	1	250
China Bank Ltd.	5	34
Chubu Electric Power Co. Inc.	5	77
Chugai Pharmaceutical Co. Ltd.	2	122
Chugoku Electric Power Co. Inc. (a)	3	32
Coca-Cola Bottlers Japan Holdings Inc. (a)	1	29
Concordia Financial Group Ltd.	9	45
CyberAgent Inc.	1	37
CYBERDYNE Inc. (a) (b)	1	7
Dai Nippon Printing Co. Ltd.	2	49
Daicel Corp.	3	29
Daifuke Co. Ltd. (a)	1	36
Dai-Ichi Life Holdings Inc.	9	197
Daiichi Sankyo Co. Ltd.	5	212
Daikin Industries Ltd.	2	279
Dainippon Sumitomo Pharma Co. Ltd.	2	34
Daito Trust Construction Co. Ltd.	1	77
Daiwa House Industry Co. Ltd.	5	148
Daiwa House REIT Investment Co.	—	30
Daiwa Securities Group Inc.	14	85
Dena Co. Ltd.	1	18
Denso Corp.	4	201
Dentsu Inc.	2	84
Disco Corp.	—	33
Don Quijote Holdings Co. Ltd.	1	56
East Japan Railway Co.	3	241
Eisai Co. Ltd.	2	214
Electric Power Development Co. Ltd.	1	36
	Shares/Par[1]	Value ($)
FamilyMart UNY Holdings Co. Ltd.	1	52
Fanuc Ltd.	2	320
Fast Retailing Co. Ltd.	1	255
Fuji Electric Holdings Co. Ltd.	1	40
FUJIFILM Holdings Corp.	3	149
Fujitsu Ltd.	2	121
Fukuoka Financial Group Inc.	1	38
Hakuhodo DY Holdings Inc.	2	37
Hamamatsu Photonics KK	1	52
Hankyu Hanshin Holdings Inc.	2	67
Hikari Tsushin Inc.	—	40
Hino Motors Ltd.	2	26
Hirose Electric Co. Ltd. (a)	—	23
Hisamitsu Pharmaceutical Co. Inc.	1	38
Hitachi Chemical Co. Ltd.	1	20
Hitachi Construction Machinery Co. Ltd.	1	33
Hitachi High-Technologies Corp.	1	21
Hitachi Ltd.	8	285
Hitachi Metals Ltd. (a)	2	25
Honda Motor Co. Ltd.	14	424
Hoshizaki Corp.	1	52
Hoya Corp.	3	196
Hulic Co. Ltd.	3	26
Idemitsu Kosan Co. Ltd.	1	63
IHI Corp.	1	45
Iida Group Holdings Co. Ltd. (a)	1	25
INPEX Corp.	9	107
Isetan Mitsukoshi Holdings Ltd.	3	38
Isuzu Motors Ltd.	5	77
ITOCHU Corp.	12	218
J. Front Retailing Co. Ltd.	2	34
Japan Airlines Co. Ltd.	1	36
Japan Airport Terminal Co. Ltd.	—	18
Japan Exchange Group Inc.	4	75
Japan Post Bank Co. Ltd.	4	43
Japan Post Holdings Co. Ltd.	14	164
Japan Prime Realty Investment Corp.	—	28
Japan Real Estate Investment Corp.	—	58
Japan Retail Fund Investment Corp.	—	40
Japan Tobacco Inc.	9	248
JFE Holdings Inc.	4	94
JGC Corp.	2	43
JS Group Corp.	2	46
JSR Corp.	2	28
JTEKT Corp.	2	29
JXTG Holdings Inc.	27	201
Kajima Corp.	4	58
Kakaku.com Inc.	1	25
Kamigumi Co. Ltd.	1	22
Kaneka Corp.	—	18
Kansai Electric Power Co. Inc.	6	95
Kansai Paint Co. Ltd. (a)	1	26
Kao Corp.	4	347
Kawasaki Heavy Industries Ltd.	1	34
KDDI Corp.	16	434
Keihan Holdings Co. Ltd.	1	31
Keikyu Corp. (a)	2	36
Keio Corp.	1	44
Keisei Electric Railway Co. Ltd.	1	39
Keyence Corp.	1	465
Kikkoman Corp. (a)	1	77
Kintetsu Corp.	1	56
Kirin Holdings Co. Ltd.	7	184
Kobayashi Pharmaceutical Co. Ltd.	—	22
Kobe Steel Ltd.	3	25
Koito Manufacturing Co. Ltd.	1	59
Komatsu Ltd.	8	237
Konami Corp. (a)	1	35
Konica Minolta Holdings Inc.	4	46
Kose Corp.	—	38
Kubota Corp.	8	143
Kuraray Co. Ltd.	3	39
Kurita Water Industries Ltd.	1	26
Kyocera Corp.	3	168
kyowa Hakko Kirin Co. Ltd.	2	43

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
Kyushu Electric Power Co. Inc.	3	37
Kyushu Railway Co.	1	43
Lawson Inc.	—	24
LINE Corp. (a) (b)	—	17
Lion Corp.	2	44
M3 Inc.	4	86
Mabuchi Motor Co. Ltd.	—	16
Makita Corp.	2	95
Marubeni Corp.	14	125
Marui Group Co. Ltd. (a)	2	44
Maruichi Steel Tube Ltd.	1	16
Mazda Motor Corp. (a)	5	61
McDonald's Holdings Co. Japan Ltd.	1	26
Medipal Holdings Corp.	2	33
MEIJI Holdings Co. Ltd.	1	74
Minebea Mitsumi Inc.	4	63
MISUMI Group Inc.	3	65
Mitsubishi Chemical Holdings Corp.	11	107
Mitsubishi Corp.	12	357
Mitsubishi Electric Corp.	16	219
Mitsubishi Estate Co. Ltd.	10	177
Mitsubishi Gas Chemical Co. Inc.	1	28
Mitsubishi Heavy Industries Ltd.	3	100
Mitsubishi Materials Corp.	1	30
Mitsubishi Motors Corp.	6	42
Mitsubishi Tanabe Pharma Corp.	2	33
Mitsubishi UFJ Financial Group Inc.	102	631
Mitsubishi UFJ Lease & Finance Co. Ltd.	4	24
Mitsui & Co. Ltd.	15	259
Mitsui Chemicals Inc.	2	40
Mitsui Fudosan Co. Ltd.	8	184
Mizuho Financial Group Inc.	209	365
MS&AD Insurance Group Holdings	4	137
Murata Manufacturing Co. Ltd.	2	230
Nabtesco Corp.	1	27
Nagoya Railroad Co. Ltd.	2	40
NEC Corp.	2	61
NEC Electronics Corp. (b)	7	43
Nexon Co. Ltd. (b)	4	47
NGK Insulators Ltd. (a)	2	40
NGK Spark Plug Co. Ltd.	1	38
Nidec Corp.	2	273
Nikon Corp.	3	51
Nintendo Co. Ltd.	1	364
Nippon Building Fund Inc.	—	69
Nippon Electric Glass Co. Ltd.	1	25
Nippon Express Co. Ltd.	1	46
Nippon Meat Packers Inc.	1	26
Nippon Paint Co. Ltd. (a)	1	45
Nippon Prologis REIT Inc.	—	32
Nippon Steel Corp.	7	140
Nippon Telegraph & Telephone Corp.	6	270
Nippon Yusen KK (a)	2	28
Nissan Chemical Industries Ltd.	1	58
Nissan Motor Co. Ltd.	20	191
Nisshin Seifun Group Inc.	2	39
Nissin Foods Holdings Co. Ltd.	1	34
Nitori Co. Ltd.	1	100
Nitto Denko Corp.	1	105
NOK Corp. (a)	1	15
Nomura Holdings Inc.	29	140
Nomura Real Estate Holdings Inc.	1	22
Nomura Real Estate Master Fund Inc.	—	42
Nomura Research Institute Ltd.	1	50
NSK Ltd.	3	33
NTT Data Corp.	6	78
NTT DoCoMo Inc.	12	317
Obayashi Corp.	6	55
Obic Co. Ltd.	1	57
Odakyu Electric Railway Co. Ltd.	3	64
OJI Holdings Corp.	7	51
Olympus Corp.	3	101
Omron Corp.	2	72
Ono Pharmaceutical Co. Ltd.	3	89
Oracle Corp. Japan	—	24
	Shares/Par[1]	Value ($)
Oriental Land Co. Ltd.	2	178
ORIX Corp.	12	187
Osaka Gas Co. Ltd.	3	66
Otsuka Corp.	1	30
Otsuka Holdings Co. Ltd.	3	171
Panasonic Corp.	19	222
Park24 Co. Ltd.	1	30
Persol Holdings Co. Ltd.	1	30
Pola Orbis Holdings Inc.	1	29
Rakuten Inc.	7	55
Recruit Holdings Co. Ltd.	9	314
Resona Holdings Inc.	18	102
Ricoh Co. Ltd.	6	60
Rinnai Corp.	—	23
Rohm Co. Ltd.	1	58
Ryohin Keikaku Co. Ltd.	—	60
Sankyo Co. Ltd.	—	16
Santen Pharmaceutical Co. Ltd.	3	52
SBI Holdings Inc.	2	56
Secom Co. Ltd.	2	147
Sega Sammy Holdings Inc.	2	24
Seibu Holdings Inc.	2	31
Seiko Epson Corp.	3	43
Sekisui Chemical Co. Ltd.	3	57
Sekisui House Ltd.	5	81
Seven & I Holdings Co. Ltd.	6	289
Seven Bank Ltd. (a)	6	17
SG Holdings Co. Ltd.	1	18
Sharp Corp. (a)	1	26
Shimadzu Corp.	2	59
Shimamura Co. Ltd.	—	19
Shimano Inc.	1	97
Shimizu Corp.	5	45
Shin-Etsu Chemical Co. Ltd.	3	275
Shinsei Bank Ltd.	2	24
Shionogi & Co. Ltd.	2	150
Shiseido Co. Ltd.	3	256
Shizuoka Bank Ltd.	4	36
Showa Denko KK	1	50
Showa Shell Sekiyu KK	2	36
SMC Corp.	1	160
SoftBank Group Corp.	7	718
Sohgo Security Services Co. Ltd.	1	31
Sompo Holdings Inc.	3	119
Sony Corp.	11	669
Sony Financial Holdings Inc.	2	35
Stanley Electric Co. Ltd.	1	38
Start Today Co. Ltd.	2	51
Subaru Corp. NPV	5	165
Sumco Corp. (a)	2	25
Sumitomo Chemical Co. Ltd.	13	76
Sumitomo Corp.	10	160
Sumitomo Electric Industries Ltd.	6	100
Sumitomo Heavy Industries Ltd.	1	36
Sumitomo Metal Mining Co. Ltd.	2	70
Sumitomo Mitsui Financial Group Inc. (a)	11	463
Sumitomo Mitsui Trust Holdings Inc.	3	119
Sumitomo Realty & Development Co. Ltd.	3	108
Sumitomo Rubber Industries Inc. (a)	1	19
Sundrug Co. Ltd.	1	25
Suntory Beverage & Food Ltd.	1	55
Suzuken Co. Ltd.	1	33
Suzuki Motor Corp.	3	172
Sysmex Corp.	1	121
T&D Holdings Inc.	5	74
Taiheiyo Cement Corp.	1	34
Taisei Corp.	2	77
Taisho Pharmaceutical Holdings Co. Ltd.	—	37
Taiyo Nippon Sanso Corp.	1	18
Takashimaya Co. Ltd.	1	17
Takeda Pharmaceutical Co. Ltd. (a)	6	261
TDK Corp.	1	120
Teijin Ltd.	2	33
Terumo Corp.	3	154
THK Co. Ltd.	1	28

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
Tobu Railway Co. Ltd.	2	47
Toho Co. Ltd.	1	31
Toho Gas Co. Ltd.	1	23
Tohoku Electric Power Co. Inc.	4	47
Tokio Marine Holdings Inc.	6	287
Tokyo Century Corp. (a)	—	19
Tokyo Electric Power Co. Holdings Inc. (b)	13	64
Tokyo Electron Ltd.	1	178
Tokyo Gas Co. Ltd.	3	81
Tokyo Tatemono Co. Ltd.	2	23
Tokyu Corp.	4	77
Tokyu Fudosan Holdings Corp	5	33
Toppan Printing Co. Ltd.	2	32
Toray Industries Inc.	12	88
Toshiba Corp. (b)	6	159
Tosoh Corp.	2	32
TOTO Ltd. (a)	1	54
Toyo Seikan Group Holdings Ltd.	2	31
Toyo Suisan Kaisha Ltd.	1	31
Toyoda Gosei Co. Ltd. (a)	1	15
Toyota Industries Corp.	1	71
Toyota Motor Corp.	20	1,224
Toyota Tsusho Corp.	2	72
Trend Micro Inc.	1	64
Tsuruha Holdings Inc.	—	37
Unicharm Corp.	4	119
United Urban Investment Corp.	—	42
USS Co. Ltd.	2	37
West Japan Railway Co.	1	97
Yahoo! Japan Corp.	19	70
Yakult Honsha Co. Ltd.	1	66
Yamada Denki Co. Ltd. (a)	6	29
Yamaguchi Financial Group Inc. (a)	2	22
Yamaha Corp.	1	64
Yamaha Motor Co. Ltd.	3	70
Yamato Holdings Co. Ltd. (a)	3	83
Yamazaki Baking Co. Ltd.	1	24
Yaskawa Electric Corp.	2	59
Yokogawa Electric Corp.	2	44
Yokohama Rubber Co. Ltd.	1	24
		30,447
Jersey 0.0%
Randgold Resources Ltd.	1	60
Luxembourg 0.1%
ArcelorMittal	6	180
Millicom International Cellular SA - SDR	1	34
SES SA - FDR	3	72
Tenaris SA	4	71
		357
Macau 0.0%
Sands China Ltd.	22	98
Wynn Macau Ltd.	14	32
		130
Netherlands 2.1%
ABN AMRO Group NV - CVA	4	99
Aegon NV	15	100
Airbus SE	5	627
Akzo Nobel NV	2	201
ASML Holding NV	4	660
CNH Industrial NV	9	103
Heineken Holding NV	1	88
Heineken NV	2	208
ING Groep NV	33	429
Koninklijke Ahold NV	11	244
Koninklijke KPN NV	29	76
Koninklijke Philips Electronics NV	8	367
Koninklijke Philips NV	2	169
Koninklijke Vopak NV	1	32
LyondellBasell Industries NV - Class A	3	299
NN Group NV	3	114
NXP Semiconductors NV (b)	3	252
Randstad NV	1	57
Royal Dutch Shell Plc - Class A	40	1,358
	Shares/Par[1]	Value ($)
Royal Dutch Shell Plc - Class B	32	1,127
Unibail-Rodamco SE	1	176
Unibail-Rodamco SE - CDI (b)	6	64
Unilever NV - CVA	13	738
Wolters Kluwer NV	2	154
		7,742
New Zealand 0.1%
a2 Milk Co. Ltd. (b)	5	38
Auckland International Airport Ltd.	9	42
Fisher & Paykel Healthcare Corp.	4	41
Fletcher Building Ltd.	6	27
Meridian Energy Ltd.	12	26
Ryman Healthcare Ltd.	4	34
Spark New Zealand Ltd.	17	44
		252
Norway 0.3%
Aker BP ASA	1	32
DNB Bank ASA	9	180
Equinor ASA	10	277
Gjensidige Forsikring ASA	2	30
Marine Harvest ASA	4	86
Norsk Hydro ASA	12	73
Orkla ASA	7	62
Schibsted ASA - Class B	1	28
Telenor ASA	6	126
Yara International ASA	2	78
		972
Portugal 0.1%
Energias de Portugal SA	21	79
Galp Energia SGPS SA	5	89
Jeronimo Martins SGPS SA	2	33
		201
Singapore 0.5%
Ascendas REIT	22	43
Capitaland Commercial Trust	23	30
CapitaLand Ltd.	23	56
CapitaMall Trust	22	37
City Developments Ltd.	4	24
ComfortDelgro Corp. Ltd.	20	35
DBS Group Holdings Ltd.	15	290
Flex Ltd. (b)	4	58
Genting International Plc	54	42
Golden Agri-Resources Ltd.	65	12
Jardine Cycle & Carriage Ltd.	1	21
Keppel Corp. Ltd.	13	66
Oversea-Chinese Banking Corp. Ltd.	27	222
SembCorp Industries Ltd.	9	21
Singapore Airlines Ltd.	5	34
Singapore Airport Terminal Services Ltd.	6	24
Singapore Exchange Ltd.	7	39
Singapore Press Holdings Ltd. (a)	15	31
Singapore Technologies Engineering Ltd.	14	36
Singapore Telecommunications Ltd.	72	170
Suntec REIT	16	22
United Overseas Bank Ltd.	12	230
UOL Group Ltd.	4	22
Venture Corp. Ltd.	2	24
Wilmar International Ltd.	14	34
Yangzijiang Shipbuilding Holdings Ltd.	21	19
		1,642
Spain 1.0%
ACS Actividades de Construccion y Servicios SA	2	87
Aena SME SA	1	101
Amadeus IT Group SA	4	353
Banco Bilbao Vizcaya Argentaria SA	58	368
Banco de Sabadell SA	48	75
Banco Santander SA	139	697
Bankia SA	9	35
Bankinter SA	6	55
CaixaBank SA	31	141
Enagas SA	2	55
Endesa SA	3	61
Ferrovial SA	4	88

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
Grifols SA - Class A	3	75
Iberdrola SA	51	373
Inditex SA	9	286
Mapfre SA	10	30
Naturgy Energy Group SA	3	86
Red Electrica Corp. SA	4	82
Repsol SA	11	227
Siemens Gamesa Renewable Energy SA (b)	2	27
Telefonica SA	40	314
		3,616
Sweden 0.9%
Alfa Laval AB	3	71
Assa Abloy AB - Class B	9	176
Atlas Copco AB - Class A	6	170
Atlas Copco AB - Class B	3	89
Boliden AB	2	68
Electrolux AB - Class B	2	48
Epiroc AB - Class A (b)	6	66
Epiroc AB - Class B (b)	3	34
Essity AB - Class B	5	131
Hennes & Mauritz AB - Class B (a)	8	142
Hexagon AB - Class B	2	130
Husqvarna AB - Class B	4	32
ICA Gruppen AB (a)	1	23
Industrivarden AB - Class C	2	34
Investor AB - Class B	4	184
Kinnevik AB - Class B	2	64
L E Lundbergforetagen AB - Series B	1	23
Lundin Petroleum AB	2	64
Nordea Bank AB	26	287
Sandvik AB	10	175
Securitas AB - Class B	3	49
Skandinaviska Enskilda Banken AB - Class A	13	148
Skanska AB - Class B	3	60
SKF AB - Class B	3	67
Svenska Handelsbanken AB - Class A	13	169
Swedbank AB - Class A	8	197
Swedish Match AB	2	78
Tele2 AB - Class B	3	39
Telefonaktiebolaget LM Ericsson - Class B	26	229
Telia Co. AB	23	108
Volvo AB - Class B	14	242
		3,397
Switzerland 3.1%
ABB Ltd.	16	378
Adecco Group AG	1	77
Baloise Holding AG	—	62
Barry Callebaut AG	—	36
Cie Financiere Richemont SA	4	361
Clariant AG	2	45
Credit Suisse Group AG	22	330
Dufry AG	—	35
EMS-Chemie Holding AG	—	43
Ferguson Plc	2	173
Garmin Ltd.	1	66
Geberit AG	—	148
Givaudan SA	—	199
Glencore Plc	99	427
Julius Baer Group Ltd.	2	96
Kuehne & Nagel International AG	—	77
LafargeHolcim Ltd.	4	206
Lindt & Spruengli AG	—	82
Lonza Group AG	1	219
Nestle SA	27	2,222
Novartis AG	19	1,607
Pargesa Holding SA	—	28
Partners Group Holding AG	—	117
Roche Holding AG	6	1,464
Schindler Holding AG	—	43
SGS SA	—	121
Sika AG	1	158
Sonova Holding AG	—	93
STMicroelectronics NV	5	100
Straumann Holding AG	—	63
	Shares/Par[1]	Value ($)
Swatch Group AG	—	39
Swatch Group AG	—	105
Swiss Life Holding AG	—	111
Swiss Prime Site AG	1	55
Swiss Re AG	3	251
Swisscom AG	—	101
TE Connectivity Ltd.	3	264
Temenos Group AG	—	80
UBS Group AG	33	523
Vifor Pharma AG	—	66
Zurich Insurance Group AG	1	414
		11,085
United Arab Emirates 0.0%
NMC Health Plc	1	32
United Kingdom 5.5%
3i Group Plc	8	101
Admiral Group Plc	2	49
Anglo American Plc	9	201
Antofagasta Plc	4	39
Aon Plc - Class A	2	327
Ashtead Group Plc	4	137
Associated British Foods Plc	3	91
AstraZeneca Plc	11	849
Auto Trader Group Plc	9	51
Aviva Plc	35	222
Babcock International Group Plc	2	22
BAE Systems Plc	27	224
Barclays Plc	148	331
Barratt Developments Plc	9	67
Berkeley Group Holdings Plc	1	51
BHP Billiton Plc	18	400
BP Plc	172	1,314
British American Tobacco Plc	20	921
British Land Co. Plc	8	65
BT Group Plc	73	214
Bunzl Plc	3	95
Burberry Group Plc	4	96
Carnival Plc	2	99
Centrica Plc	50	101
Coca-Cola European Partners Plc	2	89
Coca-Cola HBC AG	2	55
Compass Group Plc	14	305
ConvaTec Group Plc	13	38
Croda International Plc	1	80
DCC Plc	1	73
Diageo Plc	21	749
Direct Line Insurance Group Plc	12	52
easyJet Plc	1	25
Experian Plc	8	202
Fiat Chrysler Automobiles NV (b)	9	163
Fresnillo Plc	2	21
G4S Plc	14	44
GlaxoSmithKline Plc	42	849
GVC Holdings Plc	4	54
Hammerson Plc	7	43
Hargreaves Lansdown Plc	2	68
HSBC Holdings Plc	171	1,494
IHS Markit Ltd. (b)	3	182
Imperial Brands Plc	8	287
Informa Plc	10	103
InterContinental Hotels Group Plc	2	101
International Consolidated Airlines Group SA	6	48
Intertek Group Plc	1	89
Investec Plc	6	42
ITV Plc	32	67
J Sainsbury Plc	15	62
John Wood Group Plc	6	56
Johnson Matthey Plc	2	80
Kingfisher Plc	18	61
Land Securities Group Plc	7	75
Legal & General Group Plc	52	178
Liberty Global Plc - Class A (b)	2	48
Liberty Global Plc - Class C (b)	5	132
Lloyds Banking Group Plc	614	473

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
London Stock Exchange Group Plc	3	161
Marks & Spencer Group Plc	14	53
Mediclinic International Plc	3	19
Meggitt Plc	7	52
Melrose Industries Plc	41	108
Merlin Entertainments Plc	6	34
Micro Focus International Plc	4	68
Mondi Plc	3	91
National Grid Plc	29	295
Next Plc	1	87
Pearson Plc	7	80
Persimmon Plc	3	86
Prudential Plc (c)	22	506
Reckitt Benckiser Group Plc	6	521
Relx Plc (b)	8	178
Relx Plc	9	190
Rio Tinto Plc	10	520
Rolls-Royce Holdings Plc	15	187
Royal Bank of Scotland Group Plc	41	134
Royal Mail Plc	8	51
RSA Insurance Group Plc	9	69
Sage Group Plc	10	74
Schroders Plc	1	45
Segro Plc	9	75
Severn Trent Plc	2	51
Shire Plc	8	475
Sky Plc	9	201
Smith & Nephew Plc	8	137
Smiths Group Plc	4	69
SSE Plc	9	130
St. James's Place Plc	5	71
Standard Chartered Plc	24	199
Standard Life Aberdeen Plc	23	91
Taylor Wimpey Plc	29	66
Tesco Plc	84	263
Travis Perkins Plc	2	32
TUI AG	4	76
Unilever Plc	11	582
United Utilities Group Plc	6	56
Vodafone Group Plc	229	491
Weir Group Plc	2	46
Whitbread Plc	2	101
Willis Towers Watson Plc	1	158
WM Morrison Supermarkets Plc	20	68
WPP Plc	11	163
		19,765
United States of America 60.4%
3M Co.	5	1,080
Abbott Laboratories	15	1,103
AbbVie Inc.	13	1,235
Abiomed Inc. (b)	—	156
Activision Blizzard Inc.	6	520
Acuity Brands Inc.	—	54
Adobe Systems Inc. (b)	4	1,142
Advance Auto Parts Inc.	1	103
Advanced Micro Devices Inc. (a) (b)	8	242
AerCap Holdings NV (b)	1	69
AES Corp.	6	84
Aetna Inc.	3	566
Affiliated Managers Group Inc.	—	67
Aflac Inc.	7	314
AGCO Corp.	1	35
Agilent Technologies Inc.	3	199
AGNC Investment Corp.	4	72
Air Products & Chemicals Inc.	2	317
Akamai Technologies Inc. (b)	2	110
Albemarle Corp. (a)	1	93
Alexandria Real Estate Equities Inc.	1	108
Alexion Pharmaceuticals Inc. (b)	2	264
Align Technology Inc. (b)	1	258
Alleghany Corp.	—	91
Alliance Data Systems Corp.	—	103
Alliant Energy Corp.	2	87
Allstate Corp.	3	300
	Shares/Par[1]	Value ($)
Ally Financial Inc.	4	101
Alnylam Pharmaceuticals Inc. (b)	1	66
Alphabet Inc. - Class A (b)	3	3,100
Alphabet Inc. - Class C (b)	3	3,224
Altria Group Inc.	16	986
Amazon.com Inc. (b)	4	7,103
Amerco Inc.	—	22
Ameren Corp.	2	132
American Airlines Group Inc.	1	43
American Electric Power Co. Inc.	4	303
American Express Co.	6	670
American Financial Group Inc.	1	71
American International Group Inc.	8	416
American Tower Corp.	4	546
American Water Works Co. Inc.	2	135
Ameriprise Financial Inc.	1	189
AmerisourceBergen Corp.	1	130
AMETEK Inc.	2	158
Amgen Inc.	6	1,186
Amphenol Corp. - Class A	3	246
Anadarko Petroleum Corp.	5	308
Analog Devices Inc.	3	293
Andeavor Corp.	1	191
Annaly Capital Management Inc.	10	104
Ansys Inc. (b)	1	131
Antero Resources Corp. (b)	2	30
Anthem Inc.	2	602
AO Smith Corp.	1	67
Apache Corp.	3	157
Apple Inc.	42	9,589
Applied Materials Inc.	9	338
Aptiv Plc	2	188
ARAMARK Corp.	2	90
Archer-Daniels-Midland Co.	5	244
Arconic Inc.	3	76
Arista Networks Inc. (b)	—	112
Arrow Electronics Inc. (b)	1	59
Arthur J Gallagher & Co.	2	121
Assurant Inc.	—	47
AT&T Inc.	62	2,090
Athene Holding Ltd. - Class A (b)	1	66
Atmos Energy Corp.	1	89
Autodesk Inc. (b)	2	294
Autoliv Inc. (a)	1	65
Automatic Data Processing Inc.	4	574
AutoZone Inc. (b)	—	181
AvalonBay Communities Inc.	1	211
Avery Dennison Corp.	1	82
Avnet Inc.	1	43
Axalta Coating Systems Ltd. (b)	2	57
Baker Hughes a GE Co. LLC - Class A	4	118
Ball Corp.	3	126
Bank of America Corp.	83	2,447
Bank of New York Mellon Corp. (c)	9	442
Bausch Health Cos. Inc. (b)	3	67
Baxter International Inc.	4	343
BB&T Corp.	7	324
Becton Dickinson & Co.	2	593
Berkshire Hathaway Inc. - Class B (b)	11	2,354
Best Buy Co. Inc.	2	178
Biogen Inc. (b)	2	643
BioMarin Pharmaceutical Inc. (b)	2	146
BlackRock Inc.	1	484
Boeing Co.	5	1,781
Booking Holdings Inc. (b)	—	859
BorgWarner Inc.	2	79
Boston Properties Inc.	1	160
Boston Scientific Corp. (b)	12	459
Brighthouse Financial Inc. (b)	1	35
Bristol-Myers Squibb Co.	14	872
Broadcom Inc.	3	862
Broadridge Financial Solutions Inc.	1	136
Brookfield Property REIT Inc. - Class A	2	40
Brown-Forman Corp. - Class B	2	111
Bunge Ltd.	1	87

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
C.H. Robinson Worldwide Inc.	1	120
CA Inc.	3	117
Cabot Oil & Gas Corp.	4	88
Cadence Design Systems Inc. (b)	2	111
Camden Property Trust	1	75
Campbell Soup Co. (a)	2	60
Capital One Financial Corp.	4	400
Cardinal Health Inc.	3	150
Carmax Inc. (a) (b)	2	120
Carnival Plc	4	229
Caterpillar Inc.	5	778
CBOE Global Markets Inc.	1	85
CBRE Group Inc. - Class A (b)	3	118
CBS Corp. - Class B	3	171
CDK Global Inc.	1	69
CDW Corp.	1	117
Celanese Corp. - Class A	1	133
Celgene Corp. (b)	6	563
Centene Corp. (b)	2	250
CenterPoint Energy Inc.	3	96
CenturyLink Inc.	8	178
Cerner Corp. (b)	3	167
CF Industries Holdings Inc.	2	109
Charles Schwab Corp.	10	508
Charter Communications Inc. - Class A (b)	1	467
Chemours Co.	2	61
Cheniere Energy Inc. (b)	2	123
Chevron Corp.	16	2,002
Chipotle Mexican Grill Inc. (b)	—	100
Chubb Ltd.	4	533
Church & Dwight Co. Inc.	2	123
CIGNA Corp.	2	434
Cimarex Energy Co.	1	76
Cincinnati Financial Corp.	1	101
Cintas Corp.	1	156
Cisco Systems Inc.	41	1,979
CIT Group Inc.	1	50
Citigroup Inc.	22	1,580
Citizens Financial Group Inc.	4	164
Citrix Systems Inc. (b)	1	133
Clorox Co.	1	167
CME Group Inc.	3	494
CMS Energy Corp.	2	117
Coca-Cola Co.	35	1,604
Cognex Corp.	1	72
Cognizant Technology Solutions Corp. - Class A	5	390
Colgate-Palmolive Co.	7	478
Comcast Corp. - Class A	40	1,403
Comerica Inc.	2	135
CommScope Holding Co. Inc. (b)	2	53
ConAgra Brands Inc.	3	116
Concho Resources Inc. (b)	2	267
ConocoPhillips Co.	10	782
Consolidated Edison Inc.	3	205
Constellation Brands Inc. - Class A	1	314
Continental Resources Inc. (b)	1	57
Cooper Cos. Inc.	—	115
Copart Inc. (b)	2	88
Corning Inc.	7	256
CoStar Group Inc. (b)	—	135
Costco Wholesale Corp.	4	882
Coty Inc. - Class A	4	53
Crown Castle International Corp.	3	389
Crown Holdings Inc. (b)	1	59
CSX Corp.	7	536
Cummins Inc.	1	199
CVS Health Corp.	9	682
D.R. Horton Inc.	3	133
Danaher Corp.	5	582
Darden Restaurants Inc.	1	117
DaVita Inc. (b)	1	90
Deere & Co.	3	395
Dell Technologies Inc. - Class V (b)	2	165
Delta Air Lines Inc.	2	92
Dentsply Sirona Inc.	2	78
	Shares/Par[1]	Value ($)
Devon Energy Corp.	5	181
Diamondback Energy Inc. (a)	1	107
Digital Realty Trust Inc.	2	202
Discover Financial Services	3	232
Discovery Inc. - Class A (a) (b)	1	45
Discovery Inc. - Class C (b)	3	81
DISH Network Corp. - Class A (b)	2	74
Dollar General Corp.	2	254
Dollar Tree Inc. (b)	2	170
Dominion Energy Inc.	6	390
Domino's Pizza Inc.	—	102
Dover Corp.	1	119
DowDuPont Inc.	20	1,280
DTE Energy Co.	2	172
Duke Energy Corp.	6	477
Duke Realty Corp.	3	91
DXC Technology Co.	3	234
E*TRADE Financial Corp. (b)	2	121
East West Bancorp Inc.	1	75
Eastman Chemical Co.	1	119
Eaton Corp. Plc	4	332
Eaton Vance Corp.	1	55
eBay Inc. (b)	8	272
Ecolab Inc.	2	354
Edison International	3	193
Edwards Lifesciences Corp. (b)	2	313
Electronic Arts Inc. (b)	3	317
Eli Lilly & Co.	8	910
Emerson Electric Co.	5	417
Entergy Corp.	2	128
EOG Resources Inc.	5	635
EQT Corp.	2	100
Equifax Inc.	1	138
Equinix Inc.	1	291
Equity Residential Properties Inc.	3	213
Essex Property Trust Inc.	1	142
Estee Lauder Cos. Inc. - Class A	2	279
Everest Re Group Ltd.	—	80
Evergy Inc.	2	124
Eversource Energy	3	170
Exelon Corp.	8	361
Expedia Group Inc.	1	139
Expeditors International of Washington Inc.	2	112
Express Scripts Holding Co. (b)	5	457
Extra Space Storage Inc.	1	93
Exxon Mobil Corp.	36	3,090
F5 Networks Inc. (b)	1	107
Facebook Inc. - Class A (b)	21	3,392
Fastenal Co.	2	140
Federal Realty Investment Trust	1	79
FedEx Corp.	2	527
Fidelity National Financial Inc.	2	92
Fidelity National Information Services Inc.	3	310
Fifth Third Bancorp	6	165
First Data Corp. - Class A (b)	4	108
First Republic Bank	1	131
FirstEnergy Corp.	4	143
Fiserv Inc. (b)	4	289
FleetCor Technologies Inc. (b)	1	176
FLIR Systems Inc.	1	76
Flowserve Corp.	1	65
Fluor Corp.	1	73
FMC Corp.	1	99
Ford Motor Co.	32	298
Fortinet Inc. (b)	1	111
Fortive Corp.	3	231
Fortune Brands Home & Security Inc.	1	67
Franklin Resources Inc.	3	87
Freeport-McMoRan Inc. - Class B	12	168
Gap Inc.	2	61
Gartner Inc. (b)	1	122
General Dynamics Corp.	2	444
General Electric Co.	75	844
General Mills Inc.	5	211
General Motors Co.	11	365

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
Genuine Parts Co.	1	128
Gilead Sciences Inc.	11	870
Global Payments Inc.	1	176
GoDaddy Inc. - Class A (b)	1	108
Goldman Sachs Group Inc.	3	692
Goodyear Tire & Rubber Co.	2	51
H&R Block Inc.	2	48
Halliburton Co.	8	307
HanesBrands Inc. (a)	3	60
Harley-Davidson Inc.	1	64
Harris Corp.	1	169
Hartford Financial Services Group Inc.	3	152
Hasbro Inc.	1	107
HCA Healthcare Inc.	2	334
HCP Inc.	4	105
HD Supply Holdings Inc. (b)	2	68
Helmerich & Payne Inc.	1	67
Henry Schein Inc. (b)	1	115
Hershey Co.	1	125
Hess Corp.	2	173
Hewlett Packard Enterprise Co.	13	219
Hilton Worldwide Holdings Inc.	2	198
HollyFrontier Corp.	1	100
Hologic Inc. (b)	2	97
Home Depot Inc.	10	2,061
Honeywell International Inc.	6	1,071
Hormel Foods Corp. (a)	3	103
Host Hotels & Resorts Inc.	7	137
HP Inc.	14	362
Humana Inc.	1	400
Huntington Bancshares Inc.	9	139
Huntington Ingalls Industries Inc.	—	97
IAC/InterActiveCorp. (b)	1	139
IDEX Corp.	1	96
Idexx Laboratories Inc. (b)	1	190
Illinois Tool Works Inc.	3	369
Illumina Inc. (b)	1	465
Incyte Corp. (b)	2	109
Ingredion Inc.	1	68
Intel Corp.	40	1,897
Intercontinental Exchange Inc.	5	374
International Business Machines Corp.	8	1,192
International Flavors & Fragrances Inc.	1	96
International Paper Co.	3	169
Interpublic Group of Cos. Inc.	3	76
Intuit Inc.	2	471
Intuitive Surgical Inc. (b)	1	549
Invesco Ltd.	4	82
Invitation Homes Inc.	2	55
IPG Photonics Corp. (b)	—	52
Iqvia Ltd. (b)	1	178
Iron Mountain Inc.	2	78
Jack Henry & Associates Inc.	1	106
Jacobs Engineering Group Inc.	1	83
Jardine Strategic Holdings Ltd.	2	73
Jazz Pharmaceuticals Plc (b)	1	91
JB Hunt Transport Services Inc.	1	86
Jefferies Financial Group Inc.	3	60
JM Smucker Co.	1	101
Johnson & Johnson	23	3,179
Johnson Controls International Plc	8	281
Jones Lang LaSalle Inc.	—	59
JPMorgan Chase & Co.	29	3,311
Juniper Networks Inc.	3	87
Kansas City Southern	1	101
Kellogg Co.	2	159
KeyCorp	9	180
Keysight Technologies Inc. (b)	2	102
Kimberly-Clark Corp.	3	339
Kimco Realty Corp.	4	64
Kinder Morgan Inc.	17	302
KLA-Tencor Corp.	1	138
Knight-Swift Transportation Holdings Inc. - Class A (a)	1	41
Kohl's Corp.	1	108
	Shares/Par[1]	Value ($)
Kraft Heinz Foods Co.	5	288
Kroger Co.	7	208
L3 Technologies Inc.	1	143
Laboratory Corp. of America Holdings (b)	1	155
Lam Research Corp.	1	209
Las Vegas Sands Corp.	3	200
Lear Corp.	1	84
Leggett & Platt Inc.	1	52
Leidos Holdings Inc.	1	85
Lennar Corp. - Class A	2	114
Lennox International Inc.	—	68
Liberty Broadband Corp. - Class C (b)	1	81
Liberty Media Group - Class C (b)	1	53
Liberty Property Trust	1	56
Liberty SiriusXM Group - Class A (b)	1	36
Liberty SiriusXM Group - Class C (b)	2	66
Limited Brands Inc.	2	65
Lincoln National Corp.	2	131
Live Nation Inc. (b)	1	58
LKQ Corp. (b)	3	86
Lockheed Martin Corp.	2	765
Loews Corp.	2	124
Lowe's Cos. Inc.	7	819
M&T Bank Corp.	1	203
Macerich Co.	1	49
Macy's Inc.	3	90
Manpower Inc.	1	50
Marathon Oil Corp.	7	174
Marathon Petroleum Corp.	4	323
Markel Corp. (b)	—	146
Marriott International Inc. - Class A	3	344
Marsh & McLennan Cos. Inc.	4	360
Martin Marietta Materials Inc.	1	100
Marvell Technology Group Ltd.	5	94
Masco Corp.	3	97
MasterCard Inc. - Class A	8	1,781
Mattel Inc. (a) (b)	3	49
Maxim Integrated Products Inc.	2	137
McCormick & Co. Inc.	1	135
McDonald's Corp.	7	1,134
McKesson Corp.	2	231
Merck & Co. Inc.	23	1,639
MetLife Inc.	8	355
Mettler-Toledo International Inc. (b)	—	132
MGM Resorts International	5	127
Michael Kors Holdings Ltd. (b)	1	89
Microchip Technology Inc. (a)	2	158
Micron Technology Inc. (b)	10	446
Microsoft Corp.	63	7,180
Mid-America Apartment Communities Inc.	1	96
Middleby Corp. (b)	—	61
Mohawk Industries Inc. (b)	1	96
Molson Coors Brewing Co. - Class B	2	99
Mondelez International Inc. - Class A	13	549
Monster Beverage Corp. (b)	3	204
Moody's Corp.	1	246
Morgan Stanley	12	538
Mosaic Co.	3	98
Motorola Solutions Inc.	1	182
MSCI Inc.	1	136
Mylan NV (b)	4	161
NASDAQ Inc.	1	89
National Oilwell Varco Inc.	3	141
National Retail Properties Inc.	1	60
Nektar Therapeutics (b)	1	85
NetApp Inc.	2	197
Netflix Inc. (b)	4	1,398
New York Community Bancorp Inc. (a)	4	46
Newell Brands Inc.	4	84
Newfield Exploration Co. (b)	2	52
Newmont Mining Corp.	5	141
News Corp. - Class A	3	46
NextEra Energy Inc.	4	679
Nielsen Holdings Plc	3	83
Nike Inc. - Class B	11	946

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
NiSource Inc.	3	70
Noble Energy Inc.	4	127
Nordstrom Inc.	1	58
Norfolk Southern Corp.	2	440
Northern Trust Corp.	2	188
Northrop Grumman Systems Corp.	1	447
Norwegian Cruise Line Holdings Ltd. (b)	2	104
Nucor Corp.	3	178
Nvidia Corp.	5	1,393
NVR Inc. (b)	—	74
Occidental Petroleum Corp.	7	540
OGE Energy Corp.	2	66
Old Dominion Freight Line Inc.	1	88
Omnicom Group Inc.	2	137
ON Semiconductor Corp. (b)	4	65
ONEOK Inc.	4	240
Oracle Corp.	26	1,364
O'Reilly Automotive Inc. (b)	1	248
Owens Corning Inc.	1	44
PACCAR Inc.	3	210
Packaging Corp. of America	1	93
Palo Alto Networks Inc. (b)	1	179
Parker Hannifin Corp.	1	215
Parsley Energy Inc. - Class A (b)	2	59
Paychex Inc.	3	203
PayPal Holdings Inc. (b)	10	862
People's United Financial Inc.	3	53
PepsiCo Inc.	12	1,367
Perrigo Co. Plc	1	79
Pfizer Inc.	51	2,226
PG&E Corp.	4	207
Philip Morris International Inc.	13	1,090
Phillips 66	4	426
Pinnacle West Capital Corp.	1	80
Pioneer Natural Resources Co.	1	254
Plains GP Holdings LP - Class A (b)	1	32
PNC Financial Services Group Inc.	4	554
Polaris Industries Inc. (a)	1	55
PPG Industries Inc.	2	233
PPL Corp.	6	176
Praxair Inc.	2	400
Principal Financial Group Inc.	2	146
Procter & Gamble Co.	22	1,798
Progressive Corp.	5	355
ProLogis Inc.	5	363
Prudential Financial Inc.	4	363
Public Service Enterprise Group Inc.	4	228
Public Storage	1	271
Pulte Homes Inc.	2	59
PVH Corp.	1	97
Qiagen NV (b)	2	73
Qorvo Inc. (b)	1	80
QUALCOMM Inc.	12	881
Quest Diagnostics Inc.	1	127
Qurate Retail Group Inc. - Class A (b)	4	84
Ralph Lauren Corp. - Class A	—	69
Raymond James Financial Inc.	1	104
Raytheon Co.	2	512
Realty Income Corp.	2	141
Red Hat Inc. (b)	2	206
Regency Centers Corp.	1	89
Regeneron Pharmaceuticals Inc. (b)	1	278
Regions Financial Corp.	10	176
Reinsurance Group of America Inc.	1	80
Republic Services Inc.	2	147
ResMed Inc.	1	140
Robert Half International Inc.	1	74
Rockwell Automation Inc.	1	202
Rockwell Collins Inc.	1	200
Rollins Inc.	1	53
Roper Industries Inc.	1	266
Ross Stores Inc.	3	325
Royal Caribbean Cruises Ltd.	1	187
S&P Global Inc.	2	426
Sabre Corp.	2	49
	Shares/Par[1]	Value ($)
Salesforce.com Inc. (b)	6	958
SBA Communications Corp. (b)	1	163
SCANA Corp.	1	47
Schlumberger Ltd.	12	725
Sealed Air Corp.	2	61
Seattle Genetics Inc. (b)	1	70
SEI Investments Co.	1	74
Sempra Energy	2	238
Sensata Technologies Holding Plc (b)	1	71
ServiceNow Inc. (b)	1	292
Sherwin-Williams Co.	1	330
Signature Bank	—	57
Simon Property Group Inc.	3	483
Sirius XM Holdings Inc. (a)	14	88
Skyworks Solutions Inc.	2	146
SL Green Realty Corp.	1	74
Snap-On Inc.	—	89
Southern Co.	9	380
Southwest Airlines Co.	1	81
Spirit Aerosystems Holdings Inc. - Class A	1	89
Splunk Inc. (b)	1	151
Sprint Corp. (b)	7	47
Square Inc. - Class A (b)	2	233
SS&C Technologies Holdings Inc.	2	94
Stanley Black & Decker Inc.	1	197
Starbucks Corp.	12	687
State Street Corp.	3	264
Steel Dynamics Inc.	2	96
Stericycle Inc. (b)	1	45
Stryker Corp.	3	511
SunTrust Banks Inc.	4	268
SVB Financial Group (b)	—	140
Symantec Corp.	6	118
Synchrony Financial	6	197
Synopsys Inc. (b)	1	130
Sysco Corp.	4	315
T. Rowe Price Group Inc.	2	226
Take-Two Interactive Software Inc. (b)	1	140
Tapestry Inc.	2	119
Targa Resources Corp.	2	109
Target Corp.	4	396
TD Ameritrade Holding Corp.	2	126
TechnipFMC Plc	4	120
Teleflex Inc.	—	108
Tesla Inc. (a) (b)	1	288
Texas Instruments Inc.	8	909
Textron Inc.	2	165
Thermo Fisher Scientific Inc.	3	844
Tiffany & Co.	1	127
TJX Cos. Inc.	5	609
T-Mobile US Inc. (b)	3	203
Toll Brothers Inc.	1	41
Torchmark Corp.	1	82
Total System Services Inc.	1	135
Tractor Supply Co.	1	96
TransDigm Group Inc. (b)	—	153
TransUnion LLC	2	111
Travelers Cos. Inc.	2	302
Trimble Inc. (b)	2	91
TripAdvisor Inc. (a) (b)	1	46
Twenty-First Century Fox Inc. - Class A	9	416
Twenty-First Century Fox Inc. - Class B	4	174
Twitter Inc. (b)	6	166
Tyson Foods Inc. - Class A	3	151
U.S. Bancorp	13	713
UDR Inc.	2	97
UGI Corp.	2	86
Ulta Beauty Inc. (b)	—	141
Under Armour Inc. - Class A (a) (b)	2	36
Under Armour Inc. - Class C (a) (b)	2	33
Union Pacific Corp.	7	1,091
United Continental Holdings Inc. (b)	1	53
United Parcel Service Inc. - Class B	6	691
United Rentals Inc. (b)	1	122
United Technologies Corp.	7	914

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
United Therapeutics Corp. (b)	—	44
UnitedHealth Group Inc.	8	2,207
Universal Health Services Inc. - Class B	1	96
Unum Group	2	78
Vail Resorts Inc.	—	99
Valero Energy Corp.	4	423
Varian Medical Systems Inc. (b)	1	86
Veeva Systems Inc. - Class A (b)	1	106
Ventas Inc.	3	168
Vereit Inc.	9	63
VeriSign Inc. (b)	1	144
Verisk Analytics Inc. (b)	1	163
Verizon Communications Inc.	35	1,889
Vertex Pharmaceuticals Inc. (b)	2	420
VF Corp.	3	270
Viacom Inc. - Class B	3	107
Visa Inc. - Class A	15	2,319
Vistra Energy Corp. (b)	3	68
VMware Inc. - Class A (b)	1	96
Vornado Realty Trust	1	108
Voya Financial Inc.	2	77
Vulcan Materials Co.	1	127
WABCO Holdings Inc. (b)	—	52
Wabtec Corp.	1	82
Walgreens Boots Alliance Inc.	7	523
Walmart Inc.	13	1,198
Walt Disney Co.	13	1,501
Waste Connections Inc.	2	182
Waste Management Inc.	4	341
Waters Corp. (b)	1	130
WEC Energy Group Inc.	3	185
Wells Fargo & Co.	40	2,098
Welltower Inc.	3	206
Western Digital Corp.	3	150
Western Union Co.	4	75
Westlake Chemical Corp.	—	23
WestRock Co.	2	116
Weyerhaeuser Co.	7	213
Whirlpool Corp.	1	64
Williams Cos. Inc.	10	279
Workday Inc. - Class A (b)	1	173
Worldpay Inc. - Class A (b)	3	253
WR Berkley Corp.	1	66
WW Grainger Inc.	—	150
Wynn Resorts Ltd.	1	105
Xcel Energy Inc.	4	202
Xerox Corp.	2	50
Xilinx Inc.	2	172
XPO Logistics Inc. (b)	1	113
Xylem Inc.	2	122
Yum! Brands Inc.	3	252

	Shares/Par[1]	Value ($)
Zayo Group Holdings Inc. (b)	2	57
Zillow Group Inc. - Class C (a) (b)	1	42
Zimmer Biomet Holdings Inc.	2	233
Zions Bancorp	2	84
Zoetis Inc. - Class A	4	378
		217,441
Total Common Stocks (cost $325,637)		357,652
PREFERRED STOCKS 0.2%
Germany 0.2%
Bayerische Motoren Werke AG	—	39
Fuchs Petrolub SE	1	35
Henkel AG & Co. KGaA (d)	2	183
Porsche Automobil Holding SE (d)	1	93
Sartorius AG	—	40
Schaeffler AG	2	19
Volkswagen AG (d)	2	284
		693
Switzerland 0.0%
Lindt & Spruengli AG (d)	—	63
Schindler Holding AG (d)	—	91
		154
Total Preferred Stocks (cost $838)		847
RIGHTS 0.0%
Australia 0.0%
Harvey Norman Holdings Ltd. (b)	—	—
Total Rights (cost $0)		—
SHORT TERM INVESTMENTS 1.0%
Investment Companies 0.1%
JNL Government Money Market Fund - Institutional Class, 1.99% (c) (e)	365	365
Securities Lending Collateral 0.8%
JNL Securities Lending Collateral Fund - Institutional Class, 2.11% (c) (e)	2,982	2,982
Treasury Securities 0.1%
U.S. Treasury Bill
2.12%, 12/06/18 (f) (g)	115	115
Total Short Term Investments (cost $3,462)		3,462
Total Investments 100.6% (cost $329,937)		361,961
Other Derivative Instruments (0.0)%		(6)
Other Assets and Liabilities, Net (0.6)%		(2,017)
Total Net Assets 100.0%		359,938

(a) All or portion of the security was on loan.

(b) Non-income producing security.

(c) Investment in affiliate.

(d) Convertible security.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2018.

(f) All or a portion of the security is pledged or segregated as collateral.

(g) The coupon rate represents the yield to maturity.

Long Term Investments in Affiliates

Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Bank of New York Mellon Corp.	499	—	32	7	1	(26)	442	0.1
Prudential Plc	598	—	28	15	1	(65)	506	0.1
	1,097	—	60	22	2	(91)	948	0.2

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

Futures Contracts
Reference Entity	Contracts Long (Short)[1]	Expiration	Notional [1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
ASX SPI 200 Index	1	December 2018	AUD	154	1	1
Euro STOXX 50	2	December 2018	EUR	68	(3)	—
FTSE 100 Index	1	December 2018	GBP	73	—	3
S&P 500 E-Mini Index	6	December 2018		875	—	1
S&P/Toronto Stock Exchange 60 Index	1	December 2018	CAD	189	(2)	—
Tokyo Price Index	1	December 2018	JPY	16,766	1	12
					(3)	17

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	UBS	12/19/18	AUD	124	89	1
CAD/USD	HSB	12/19/18	CAD	123	96	1
EUR/USD	CIT	12/19/18	EUR	102	120	(2)
EUR/USD	SCB	12/19/18	EUR	100	118	(2)
JPY/USD	CIT	12/19/18	JPY	30,111	267	(6)
USD/AUD	MSC	12/19/18	AUD	(154)	(112)	—
USD/EUR	CIT	12/19/18	EUR	(100)	(117)	1
USD/EUR	JPM	12/19/18	EUR	(101)	(118)	—
USD/EUR	MSC	12/19/18	EUR	(68)	(80)	1
USD/EUR	SCB	12/19/18	EUR	(34)	(40)	1
USD/EUR	WBC	12/19/18	EUR	(34)	(40)	—
USD/GBP	HSB	12/19/18	GBP	(13)	(17)	—
USD/HKD	HSB	10/03/18	HKD	(217)	(28)	—
USD/JPY	HSB	12/19/18	JPY	(17,150)	(152)	2
					(14)	(3)

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
JNL/Mellon Capital Nasdaq 100 Index Fund
COMMON STOCKS 98.7%
Communication Services 20.1%
Activision Blizzard Inc.	256	21,293
Alphabet Inc. - Class A (a)	100	121,155
Alphabet Inc. - Class C (a)	117	140,214
Baidu.com - Class A - ADR (a)	94	21,554
Charter Communications Inc. - Class A (a)	78	25,420
Comcast Corp. - Class A	1,536	54,381
Electronic Arts Inc. (a)	102	12,326
Facebook Inc. - Class A (a)	810	133,179
Liberty Global Plc - Class A (a)	70	2,023
Liberty Global Plc - Class C (a)	186	5,236
Sirius XM Holdings Inc. (b)	1,507	9,522
T-Mobile US Inc. (a)	284	19,907
Twenty-First Century Fox Inc. - Class A	352	16,331
Twenty-First Century Fox Inc. - Class B	267	12,236
Vodafone Group Plc - ADR	158	3,424
		598,201
Consumer Discretionary 18.5%
Amazon.com Inc. (a)	164	327,949
Booking Holdings Inc. (a)	16	31,659
Ctrip.com International Ltd. - ADR (a) (b)	156	5,791
Dollar Tree Inc. (a)	79	6,485
eBay Inc. (a)	333	10,985
Expedia Group Inc.	46	5,977
Hasbro Inc.	43	4,476
JD.com Inc. - Class A - ADR (a)	309	8,050
Marriott International Inc. - Class A	117	15,413
MercadoLibre Inc.	15	5,013
Netflix Inc. (a)	146	54,696
O'Reilly Automotive Inc. (a)	27	9,409
Qurate Retail Group Inc. - Class A (a)	149	3,311
Ross Stores Inc.	127	12,547
Starbucks Corp.	454	25,798
Tesla Inc. (a) (b)	57	15,163
Ulta Beauty Inc. (a)	20	5,709
Wynn Resorts Ltd.	36	4,612
		553,043
Consumer Staples 5.6%
Costco Wholesale Corp.	147	34,584
Kraft Heinz Foods Co.	409	22,559
Mondelez International Inc. - Class A	493	21,165
Monster Beverage Corp. (a)	186	10,826
PepsiCo Inc.	475	53,089
Walgreens Boots Alliance Inc.	333	24,289
		166,512
Health Care 9.4%
Alexion Pharmaceuticals Inc. (a)	74	10,344
Align Technology Inc. (a)	27	10,547
Amgen Inc.	218	45,148
Biogen Inc. (a)	68	24,000
BioMarin Pharmaceutical Inc. (a)	60	5,778
Celgene Corp. (a)	237	21,194
Cerner Corp. (a)	111	7,146
Dentsply Sirona Inc.	76	2,874
Express Scripts Holding Co. (a)	189	17,933
Gilead Sciences Inc.	435	33,586
Henry Schein Inc. (a)	52	4,439
Hologic Inc. (a)	92	3,774
Idexx Laboratories Inc. (a)	29	7,239
Illumina Inc. (a)	49	18,046
Incyte Corp. (a)	71	4,928
Intuitive Surgical Inc. (a)	38	21,918
Mylan NV (a)	173	6,322
Regeneron Pharmaceuticals Inc. (a)	35	14,316
Shire Plc - ADR	23	4,152
Vertex Pharmaceuticals Inc. (a)	86	16,536
		280,220
	Shares/Par[1]	Value ($)
Industrials 2.0%
American Airlines Group Inc.	155	6,402
Cintas Corp.	35	6,997
CSX Corp.	289	21,387
Fastenal Co.	95	5,517
JB Hunt Transport Services Inc.	36	4,325
PACCAR Inc.	118	8,024
Verisk Analytics Inc. (a)	55	6,587
		59,239
Information Technology 43.1%
Adobe Systems Inc. (a)	165	44,457
Analog Devices Inc.	124	11,468
Apple Inc.	1,622	366,104
Applied Materials Inc.	331	12,787
ASML Holding NV - ADR (b)	24	4,584
Autodesk Inc. (a)	73	11,456
Automatic Data Processing Inc.	147	22,179
Broadcom Inc.	145	35,708
CA Inc.	139	6,152
Cadence Design Systems Inc. (a)	94	4,272
Check Point Software Technologies Ltd. (a)	53	6,189
Cisco Systems Inc.	1,579	76,818
Citrix Systems Inc. (a)	45	5,050
Cognizant Technology Solutions Corp. - Class A	196	15,095
Fiserv Inc. (a)	137	11,289
Intel Corp.	1,549	73,266
Intuit Inc.	87	19,744
KLA-Tencor Corp.	52	5,263
Lam Research Corp.	53	8,056
Maxim Integrated Products Inc.	93	5,264
Microchip Technology Inc. (b)	79	6,239
Micron Technology Inc. (a)	388	17,543
Microsoft Corp.	2,575	294,467
NetEase.com Inc. - ADR	25	5,826
Nvidia Corp.	204	57,362
Paychex Inc.	120	8,875
PayPal Holdings Inc. (a)	398	34,975
QUALCOMM Inc.	493	35,550
Seagate Technology	95	4,501
Skyworks Solutions Inc.	61	5,498
Symantec Corp.	209	4,438
Synopsys Inc. (a)	50	4,918
Take-Two Interactive Software Inc. (a)	38	5,277
Texas Instruments Inc.	327	35,124
Western Digital Corp.	98	5,740
Workday Inc. - Class A (a)	49	7,133
Xilinx Inc.	85	6,783
		1,285,450
Total Common Stocks (cost $2,011,326)		2,942,665
SHORT TERM INVESTMENTS 2.0%
Investment Companies 1.2%
JNL Government Money Market Fund - Institutional Class, 1.99% (c) (d)	35,981	35,981
Securities Lending Collateral 0.7%
JNL Securities Lending Collateral Fund - Institutional Class, 2.11% (c) (d)	22,014	22,014
Treasury Securities 0.1%
U.S. Treasury Bill
2.12%, 12/06/18 (e) (f)	1,670	1,664
Total Short Term Investments (cost $59,658)		59,659
Total Investments 100.7% (cost $2,070,984)		3,002,324
Other Assets and Liabilities, Net (0.7)%		(19,496)
Total Net Assets 100.0%		2,982,828

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2018.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) The coupon rate represents the yield to maturity.

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

Futures Contracts
Reference Entity	Contracts Long (Short)[1]	Expiration	Notional [1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
NASDAQ 100 E-Mini	257	December 2018	38,808	—	540

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
JNL/Mellon Capital S&P SMid 60 Fund
COMMON STOCKS 99.8%
Communication Services 4.7%
ATN International Inc.	120	8,851
Gannett Co. Inc.	587	5,878
Iridium Communications Inc. (a)	554	12,457
		27,186
Consumer Discretionary 12.5%
Abercrombie & Fitch Co. - Class A	366	7,724
American Axle & Manufacturing Holdings Inc. (a)	364	6,344
Dillard's Inc. - Class A (b)	231	17,628
Express Inc. (a)	684	7,563
Genesco Inc. (a)	200	9,398
Group 1 Automotive Inc.	90	5,820
Hibbett Sports Inc. (a) (b)	313	5,892
J.C. Penney Co. Inc. (a) (b)	1,802	2,991
KB Home	401	9,589
		72,949
Consumer Staples 1.2%
Darling Ingredients Inc. (a)	357	6,889
Energy 25.6%
Cloud Peak Energy Inc. (a)	1,358	3,124
CNX Resources Corp. (a)	882	12,620
Diamond Offshore Drilling Inc. (a) (b)	679	13,583
Ensco Plc - Class A (b)	1,939	16,367
HighPoint Resources Corp. (a)	1,234	6,023
Murphy Oil Corp.	404	13,454
Noble Corp. Plc (a)	1,317	9,255
PDC Energy Inc. (a)	125	6,097
QEP Resources Inc. (a)	1,258	14,241
Rowan Cos. Plc - Class A (a)	769	14,483
SM Energy Co.	545	17,183
Transocean Ltd. (a) (b)	1,122	15,650
Unit Corp. (a)	277	7,218
		149,298
Financials 32.5%
American Equity Investment Life Holding Co.	208	7,359
Associated Bancorp	522	13,566
Banc of California Inc. (b)	317	5,995
CNO Financial Group Inc.	531	11,272
First Bancorp Inc. (a)	1,284	11,688
Hancock Whitney Co.	261	12,431
Hanover Insurance Group Inc.	123	15,168
HomeStreet Inc. (a)	228	6,032
Horace Mann Educators Corp.	151	6,772
Legg Mason Inc.	321	10,015
MB Financial Inc.	298	13,726
New York Community Bancorp Inc. (b)	1,007	10,446
Old Republic International Corp.	627	14,028
Piper Jaffray Cos.	75	5,733
Reinsurance Group of America Inc.	84	12,210
Stifel Financial Corp.	211	10,792

	Shares/Par[1]	Value ($)
Wintrust Financial Corp.	160	13,617
World Acceptance Corp. (a)	76	8,657
		189,507
Health Care 0.2%
Lannett Co. Inc. (a) (b)	274	1,304
Industrials 12.1%
AECOM (a)	340	11,106
ArcBest Corp.	179	8,708
GATX Corp.	208	18,017
Greenbrier Cos. Inc.	126	7,580
JetBlue Airways Corp. (a)	610	11,809
Trinity Industries Inc.	357	13,099
		70,319
Information Technology 4.3%
First Solar Inc. (a)	192	9,310
Tech Data Corp. (a)	131	9,350
TTM Technologies Inc. (a)	411	6,536
		25,196
Materials 2.4%
Domtar Corp.	264	13,753
Real Estate 2.0%
Invesco Mortgage Capital Inc. (b)	376	5,956
Pennsylvania REIT (b)	564	5,339
		11,295
Utilities 2.3%
NorthWestern Corp.	230	13,505
Total Common Stocks (cost $566,459)		581,201
SHORT TERM INVESTMENTS 8.7%
Investment Companies 0.1%
JNL Government Money Market Fund - Institutional Class, 1.99% (c) (d)	604	604
Securities Lending Collateral 8.6%
JNL Securities Lending Collateral Fund - Institutional Class, 2.11% (c) (d)	49,907	49,907
Treasury Securities 0.0%
U.S. Treasury Bill
2.12%, 12/06/18 (e) (f)	95	95
Total Short Term Investments (cost $50,606)		50,606
Total Investments 108.5% (cost $617,065)		631,807
Other Derivative Instruments 0.0%		5
Other Assets and Liabilities, Net (8.5)%		(49,254)
Total Net Assets 100.0%		582,558

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2018.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) The coupon rate represents the yield to maturity.

Futures Contracts
Reference Entity	Contracts Long (Short)[1]	Expiration	Notional [1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
E-mini Russell 2000 Index	6	December 2018	515	1	(5)
S&P MidCap 400 E-Mini Index	6	December 2018	1,226	4	(11)
				5	(16)

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	Shares/Par[1]	Value ($)
JNL/Mellon Capital Telecommunications Sector Fund
COMMON STOCKS 99.5%
Communication Services 99.5%
AT&T Inc.	759	25,503
ATN International Inc.	42	3,139
Boingo Wireless Inc. (a)	103	3,581
CenturyLink Inc.	218	4,621
Cincinnati Bell Inc. (a)	186	2,966
Cogent Communications Group Inc.	51	2,853
Consolidated Communications Holdings Inc. (b)	202	2,635
Frontier Communications Corp. (b)	414	2,690
Globalstar Inc. (a) (b)	4,423	2,247
Iridium Communications Inc. (a)	172	3,876
ORBCOMM Inc. (a)	236	2,564
pdvWireless Inc. (a)	90	3,054
Shenandoah Telecommunications Co.	79	3,075
Spok Holdings Inc.	149	2,294
Sprint Corp. (a)	574	3,755
Telephone & Data Systems Inc.	90	2,725
T-Mobile US Inc. (a)	76	5,317
US Cellular Corp. (a)	51	2,293
Verizon Communications Inc.	455	24,269
	Shares/Par[1]	Value ($)
Vonage Holdings Corp. (a)	259	3,665
Windstream Holdings Inc. (a) (b)	432	2,117
Zayo Group Holdings Inc. (a)	108	3,737
Total Common Stocks (cost $103,093)		112,976
SHORT TERM INVESTMENTS 7.1%
Securities Lending Collateral 7.1%
JNL Securities Lending Collateral Fund - Institutional Class, 2.11% (c) (d)	8,011	8,011
Treasury Securities 0.0%
U.S. Treasury Bill
2.12%, 12/06/18 (e) (f)	40	40
Total Short Term Investments (cost $8,051)		8,051
Total Investments 106.6% (cost $111,144)		121,027
Other Assets and Liabilities, Net (6.6)%		(7,507)
Total Net Assets 100.0%		113,520

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2018.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) The coupon rate represents the yield to maturity.

Futures Contracts
Reference Entity	Contracts Long (Short)[1]	Expiration	Notional [1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
E-mini Russell 2000 Index	1	December 2018	86	—	(1)
S&P 500 E-Mini Index	3	December 2018	437	—	—
				—	(1)

Currency:

AUD - Australian Dollar
CAD - Canadian Dollar
EUR - European Currency Unit (Euro)
GBP - British Pound
HKD - Hong Kong Dollar
JPY - Japanese Yen
USD - United States Dollar

Abbreviations:

"-" Amount rounds to less than one thousand or 0.05%
ADR - American Depositary Receipt
ASX - Australian Stock Exchange
CDI - Chess Depositary Interest
CVA - Commanditaire Vennootschap op Aandelen
FDR - Fiduciary Depository Receipt
FTSE - Financial Times and the London Stock Exchange
MSCI - Morgan Stanley Capital International
NASDAQ - National Association of Securities Dealers Automated Quotations
REIT - Real Estate Investment Trust
SDR - Swedish Depository Receipt
SPI - Schedule Performance Index
S&P - Standard & Poor's

Counterparty Abbreviations:

BMO - Bank of Montreal	RBC - Royal Bank of Canada
CIT - Citibank, Inc.	SCB - Standard Chartered Bank
HSB - HSBC Securities Inc.	SGA - SG Americas Securities, LLC
JPM - J.P. Morgan	UBS - UBS Securities LLC
MSC - Morgan Stanley & Co. Inc.	WBC - Westpac Banking Corp.

1 Rounded par and notional amounts are listed in USD unless otherwise noted. Futures are quoted in unrounded number of contracts.

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

Short Term Investments in Affiliates

Certain Funds invested in a money market fund which is managed by Jackson National Asset Management, LLC ("JNAM"). The JNL Government Money Market Fund is offered as a cash management tool to the Funds and their affiliates and is not available for direct purchase by members of the public. JNAM serves as the investment Adviser and Administrator for the JNL Government Money Market Fund. There was no realized or unrealized gain or loss relating to transactions in these investments during the period ended September 30, 2018. The following table details the investments held during the period ended September 30, 2018.

JNL Government Money Market Fund	Beginning Amortized Cost/ Value($)	Purchases ($)	Sales Proceeds($)	Dividend Income($)	Ending Amortized Cost/ Value($)	Percentage of Net Assets(%)
JNL/Mellon Capital Consumer Discretionary Sector Fund	1,992	132,265	132,733	37	1,524	0.1
JNL/Mellon Capital Dow Index Fund	29,422	117,524	139,640	130	7,306	0.8
JNL/Mellon Capital Energy Sector Fund	4,668	102,509	105,858	23	1,319	0.1
JNL/Mellon Capital Financial Sector Fund	6,827	121,957	125,557	41	3,227	0.2
JNL/Mellon Capital Healthcare Sector Fund	2,081	156,095	144,421	68	13,755	0.4
JNL/Mellon Capital Information Technology Sector Fund	1,220	229,994	220,179	120	11,035	0.4
JNL/Mellon Capital JNL 5 Fund	5,876	199,725	203,601	46	2,000	0.1
JNL/Mellon Capital MSCI World Index Fund	3,183	25,094	27,912	25	365	0.1
JNL/Mellon Capital Nasdaq 100 Index Fund	37,173	390,650	391,842	479	35,981	1.2
JNL/Mellon Capital S&P SMid 60 Fund	2,732	87,576	89,704	24	604	0.1
JNL/Mellon Capital Telecommunications Sector Fund	396	15,290	15,686	4	—	—

JNL Securities Lending Collateral Fund. Certain Funds participating in securities lending receive cash collateral daily, which is invested by JPMorgan Chase Bank, N.A. and State Street Bank and Trust Company in the JNL Securities Lending Collateral Fund, which is an affiliate of the Funds' Adviser. JNAM serves as the Administrator for the Securities Lending Collateral Fund. The Funds receive income from the investment in the JNL Securities Lending Collateral Fund which is aggregated with lending fees and rebates negotiated with the borrower. There was no realized or unrealized gain or loss relating to transactions in the JNL Securities Lending Collateral Fund during the period ended September 30, 2018.

Securities Lending and Securities Lending Collateral. All Funds participate in agency based securities lending programs. JPMorgan Chase Bank, N.A. (“JPM Chase”) and State Street Bank and Trust Company (“State Street”) (each a “Custodian” and together the “Custodians”) each serve as securities lending agent to the eligible Funds for which they are Custodian. Per the securities lending agreements, the securities lending agent is authorized to loan securities on behalf of the Funds to approved borrowers and is required to maintain collateral. Each Fund receives either cash or non-cash collateral against the loaned securities in an amount equal to at least 100% of the market value of the loaned securities. Generally, cash and non-cash collateral received for the following types of securities on loan are as follows: U.S. government fixed income – 102%; U.S. equities – 102%; U.S. corporate fixed income – 102%; international equities – 105%; international corporate fixed income – 105%; sovereign fixed income – 102%; and asset backed investments – 102%. Collateral is maintained over the life of the loan as determined at the close of Fund business each day; any additional collateral required due to changes in security values is delivered to the Fund on the next business day. The duration of each loan is determined by the agent and borrower and generally may be terminated at any time. Certain loans may be negotiated to mature on a specified date. The securities lending agents have agreed to indemnify the Fund in the event of default by a third party borrower. A Fund may experience a delay in the recovery of its securities or incur a loss if the borrower breaches its agreement with the Fund or becomes insolvent. For cash collateral, the Fund receives income from the investment of cash collateral, in addition to lending fees and rebates negotiated with the borrower. The Fund bears the market risk with respect to the collateral investment and securities loaned. The Fund also bears the risk that the agent may default on its obligations to the Fund. Non-cash collateral which a Fund receives may include U.S. government securities; U.S. government agencies’ debt securities; and U.S. government-sponsored agencies’ debt securities and mortgage-backed securities. For non-cash collateral, the Fund receives lending fees negotiated with the borrower. The securities lending agents have agreed to indemnify the Fund with respect to the market risk related to the non-cash collateral investments. JPM Chase and State Street receive a portion of the earnings from the Funds' securities lending program. JPM Chase and State Street receive a portion of the earnings from the Funds' securities lending program.

Cash collateral received is invested in the JNL Securities Lending Collateral Fund, a registered government money market fund under the Investment Company Act of 1940, as amended ("1940 Act"). The JNL Securities Lending Collateral Fund is only offered to the Funds and JNAM affiliated funds. The JNL Securities Lending Collateral Fund pays JNAM an annual fee for investment advisory services. Each Fund also bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a decline in value of an approved investment.

Security Valuation. Under the JNL Variable Fund LLC (the “Funds”) valuation policy and procedures, the Funds’ Board of Managers ("Board" or "Managers") has delegated the daily operational oversight of the securities valuation function to the JNAM Valuation Committee (“Valuation Committee”), which consists of certain officers of the Funds and JNAM management. The Valuation Committee is responsible for determining fair valuations for any security for which market quotations are not readily available. For those securities fair valued under procedures adopted by the Board, the Valuation Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available. The Valuation Committee’s fair valuation determinations are subject to review by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. For fair valuation determinations that are deemed material, the Board is promptly notified, in detail, of the fair valuation.

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

The net asset value ("NAV") of a Fund's shares is generally determined once each day on which the New York Stock Exchange (“NYSE”) is open, at the close of the regular trading session of the NYSE (generally, 4:00 PM Eastern Time). Equity securities are generally valued at the official closing price of the exchange where the security is principally traded. If there is no official closing price for the security on the valuation date, the security may be valued at the most recent sale or quoted bid price prior to close. Stocks not listed on a national or foreign stock exchange may be valued at the closing bid price on the over the counter (“OTC”) market. The Adviser has retained an independent statistical fair value pricing service to assist in the fair valuation process for equities traded in foreign markets in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which the NAVs are determined. Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE on each valuation date. Futures contracts traded on an exchange are generally valued at the exchange’s settlement price. If the settlement price is not available, exchange traded futures are valued at the last sales price as of the close of business on the primary exchange. Forward foreign currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE.

Market quotations may not be readily available for certain investments or it may be determined that a quotation of an investment does not represent market value. In such instances, the investment is valued as determined in good faith using procedures approved by the Board. Situations that may require an investment to be fair valued may include instances where a security is thinly traded, halted or restricted as to resale. In addition, investments may be fair valued based on the occurrence of a significant event. Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults. Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in the value of U.S. securities markets. Securities are fair valued based on observable and unobservable inputs, including the Adviser’s or Valuation Committee’s own assumptions in determining the fair value of an investment. Under the procedures approved by the Board, the Adviser may utilize pricing services or other sources, including each Fund’s Sub-Adviser, to assist in determining the fair value of an investment. Factors considered to determine fair value may include fundamental analytical data relating to the security; the nature and duration of restrictions, if any, on the disposition of the security; trading volume on markets, exchanges, or among dealers; evaluation of the forces which influence the market in which the security is traded; the type of security; the financial statements of the issuer, or other financial information about the issuer; the cost of the security at its date of purchase; the size of the Fund’s holding; the discount from market value of unrestricted securities of the same class, if applicable, at the time of purchase or at a later date; reports prepared by analysts; information as to any transactions in or offers for the security; the existence of any merger proposal, tender offer or other extraordinary event relating to the security; the price and extent of public or dealer trading in similar securities or derivatives of the issuer or of comparable companies; trading in depositary receipts; foreign currency exchange activity; changes in the interest rate environment; trading prices of financial products that are tied to baskets of foreign securities; and any other matters considered relevant.

If an investment is valued at a fair value for purposes of calculating a Fund’s NAV, the value may be different from the last quoted price for the investment depending on the source and method used to determine the value. Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820, "Fair Value Measurement". This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of a Fund’s investments under FASB ASC Topic 820 guidance. The inputs are summarized into three broad categories:

Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for securities listed on a national or foreign stock exchange or investments in mutual funds.

Level 2 includes valuations determined from significant direct or indirect observable inputs. Direct observable inputs include closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or corporate action or reorganization entitlement values. Level 2 includes securities subject to corporate actions, international equity securities priced by an independent statistical fair value pricing service or ADRs and GDRs for which quoted prices in active markets are not available.

Level 3 includes valuations determined from significant unobservable inputs including the Adviser's own assumptions in determining the fair value of the investment. Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, credit rating spreads, issuer news, trading characteristics; or industry specific inputs such as: trading activity of similar markets or securities, changes in the security’s underlying index or changes in comparable securities’ models. Level 3 valuations include securities where prices may be unavailable due to halted trading, restricted to resale due to market events, or newly issued; or investments for which reliable quotes are otherwise not available.

To assess the continuing appropriateness of security valuation, the Adviser regularly compares prior day prices with current day prices, transaction prices and alternative vendor prices. When the comparison results exceed pre-defined thresholds, the Adviser challenges the prices exceeding tolerance levels with the pricing service or broker. To verify Level 3 unobservable inputs, the Adviser uses a variety of techniques as appropriate to substantiate these valuation approaches including a regular review of key inputs and assumptions, transaction back-testing or disposition analysis and review of related market activity.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes each Fund’s investments in securities as of September 30, 2018 by valuation level. For Funds with significant Level 1 and Level 2 investments in common stock, additional detail regarding the sector or country, as applicable, is disclosed.

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
JNL/Mellon Capital Consumer Discretionary Sector Fund
Assets - Securities
Common Stocks	1,383,458	—	—	—	1,383,458
Rights	—	—	3	—	3
Short Term Investments	28,994	85	—	—	29,079
	1,412,452	85	3	—	1,412,540
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	23	—	—	—	23
	23	—	—	—	23
JNL/Mellon Capital Dow Index Fund
Assets - Securities
Common Stocks	855,369	—	—	—	855,369
Short Term Investments	7,306	374	—	—	7,680
	862,675	374	—	—	863,049
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	12	—	—	—	12
	12	—	—	—	12
JNL/Mellon Capital Energy Sector Fund
Assets - Securities
Common Stocks	1,522,936	—	—	—	1,522,936
Short Term Investments	30,575	189	—	—	30,764
	1,553,511	189	—	—	1,553,700
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	—	—	—	—	—
	—	—	—	—	—
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(19)	—	—	—	(19)
	(19)	—	—	—	(19)
JNL/Mellon Capital Financial Sector Fund
Assets - Securities
Common Stocks	1,454,887	—	—	—	1,454,887
Rights	—	—	1	—	1
Short Term Investments	10,691	284	—	—	10,975
	1,465,578	284	1	—	1,465,863
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	—	—	—	—	—
	—	—	—	—	—
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(7)	—	—	—	(7)
	(7)	—	—	—	(7)
JNL/Mellon Capital Healthcare Sector Fund
Assets - Securities
Common Stocks	3,389,383	—	—	—	3,389,383
Short Term Investments	70,978	772	—	—	71,750
	3,460,361	772	—	—	3,461,133
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	31	—	—	—	31
	31	—	—	—	31
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(29)	—	—	—	(29)
	(29)	—	—	—	(29)
JNL/Mellon Capital Information Technology Sector Fund
Assets - Securities
Common Stocks	3,020,943	—	—	—	3,020,943
Short Term Investments	34,036	533	—	—	34,569
	3,054,979	533	—	—	3,055,512
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	273	—	—	—	273
	273	—	—	—	273
JNL/Mellon Capital JNL 5 Fund
Assets - Securities
Common Stocks	3,129,421	419,076	—	—	3,548,497
Short Term Investments	72,108	802	—	—	72,910
	3,201,529	419,878	—	—	3,621,407
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	81	—	—	—	81
Open Forward Foreign Currency Contracts	—	12	—	—	12
	81	12	—	—	93
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(47)	—	—	—	(47)
Open Forward Foreign Currency Contracts	—	(76)	—	—	(76)
	(47)	(76)	—	—	(123)

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

September 30, 2018

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
JNL/Mellon Capital MSCI World Index Fund
Assets - Securities
Common Stocks	235,385	122,267	—	—	357,652
Preferred Stocks	693	154	—	—	847
Rights	—	—	—	—	—
Short Term Investments	3,347	115	—	—	3,462
	239,425	122,536	—	—	361,961
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	17	—	—	—	17
Open Forward Foreign Currency Contracts	—	7	—	—	7
	17	7	—	—	24
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	—	—	—	—	—
Open Forward Foreign Currency Contracts	—	(10)	—	—	(10)
	—	(10)	—	—	(10)
JNL/Mellon Capital Nasdaq 100 Index Fund
Assets - Securities
Common Stocks	2,942,665	—	—	—	2,942,665
Short Term Investments	57,995	1,664	—	—	59,659
	3,000,660	1,664	—	—	3,002,324
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	540	—	—	—	540
	540	—	—	—	540
JNL/Mellon Capital S&P SMid 60 Fund
Assets - Securities
Common Stocks	581,201	—	—	—	581,201
Short Term Investments	50,511	95	—	—	50,606
	631,712	95	—	—	631,807
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(16)	—	—	—	(16)
	(16)	—	—	—	(16)
JNL/Mellon Capital Telecommunications Sector Fund
Assets - Securities
Common Stocks	112,976	—	—	—	112,976
Short Term Investments	8,011	40	—	—	8,051
	120,987	40	—	—	121,027
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	—	—	—	—	—
	—	—	—	—	—
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(1)	—	—	—	(1)
	(1)	—	—	—	(1)

1Certain investments that are measured at fair value using the NAV per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedules of Investments. Although there can be no assurance, in general, the fair value of the investment using the NAV per share practical expedient is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale. As of September 30, 2018, no investments were valued using the NAV per share practical expedient.

2Investments in Other Financial Instruments are reflected at the unrealized appreciation (depreciation) on the instrument.

Significant changes in unobservable valuation inputs to a different amount might result in a significantly higher or lower fair value measurement than the one used in a security’s valuation. The Funds recognize transfers between levels as of the beginning of the period for financial reporting purposes. There were no significant transfers into or out of Level 1, 2 or 3 during the period ended September 30, 2018. There were no significant Level 3 valuations for which significant unobservable valuation inputs were developed at September 30, 2018.

For additional information on the Funds' policies regarding valuation of investments and other significant accounting matters, please refer to the Funds' most recent annual or semi-annual report.

Item 2. Controls and Procedures.

(a)

The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, is recorded, processed, summarized and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission. Such information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within ninety (90) days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant’s management, including the registrant’s principal executive officer and the registrant’s principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures. Based on such evaluation, the registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures are effective.

(b)

There have been no significant changes in the registrant’s internal controls over financial reporting during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal controls over financial reporting. There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3.  Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JNL Variable Fund LLC

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	November 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	November 28, 2018

By:	/s/ Daniel W. Koors
Daniel W. Koors
Principal Financial Officer

Date:	November 28, 2018

Exhibit List

Exhibit 3(a):	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Exhibit 3(b):	Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.